UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05603

Name of Fund:  BlackRock Strategic Global Bond Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic Global Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Consolidated Schedule of Investments (unaudited) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value
Common Stocks — 0.0%

United States — 0.0%
Encompass Health Corp.		135	$6,975

Common Stocks — 0.0% (Cost — $—)			6,975

	Par (000)
Asset-Backed Securities — 4.3%

Asset-Backed Securities — 4.3%
Allegro CLO VI, Ltd., Series 2017-2A, Class A, 2.86%, 01/17/31(a)(b)	USD	400	401,428
AMMC CLO XII, Ltd., Series 2013-12A, Class AR, 3.01%, 11/10/30(a)(b)		500	502,140
Anchorage Capital CLO 3-R, Ltd., Series 2014-3RA, Class A, 2.81%, 01/28/31(a)(b)		400	400,751
Anchorage Capital CLO 4-R, Ltd., Series 2014-4RA, Class A, 2.81%, 01/28/31(a)(b)		400	400,752
Apidos CLO XII, Series 2013-12A, Class AR, 3.12%, 04/15/31(a)(b)		500	501,527
Ares XXXVII CLO, Ltd., Series 2015-4A, Class A1R, 2.89%, 10/15/30(a)(b)		400	402,010
ArrowMark Colorado Holdings, Series 2017-8A, Class A1, 3.09%, 10/25/30(a)(b)		400	399,208
Battalion CLO XI Ltd., Series 2017-11A, Class E, 7.72%, 10/24/29(a)(b)		400	402,384
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class A1AR, 2.82%, 01/20/31(a)(b)		500	500,826
Carlyle Global Market Strategies CLO 2015-4, Ltd., Series 2015-4A, Class D, (3 mo. LIBOR US + 6.10%), 7.84%, 10/20/27(b)(c)		400	406,754
CBAM 2017-1, Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 2.99%, 07/20/30(b)(c)		400	404,278
CIFC Funding 2018-I, Ltd., Series 2018-1A, Class A, 3.16%, 04/18/31(a)(b)		400	399,830
Dryden 53 CLO Ltd., Series 2017-53A, Class A, 2.82%, 01/15/31(a)(b)		600	602,684
LCM 26, Ltd., Series 26A, Class A1, 3.00%, 01/20/31(a)(b)		600	603,178
Madison Park Funding XI Ltd., Series 2013-11A, Class ER, 8.19%, 07/23/29(a)(b)		400	403,601
Navient Private Education Loan Trust, Series 2016-AA, Class B, 3.50%, 12/16/58(a)(b)		125	122,856
Neuberger Berman Loan Advisers CLO 26, Series 2017-26A, Class A, 2.56%, 10/18/30(a)(b)		550	552,067

Security	Par (000)		Value
Asset-Backed Securities (continued)
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, 7.63%, 11/14/29(a)(b)	USD	600	$605,138
Rockford Tower CLO Ltd., Series 2017-3A, Class A, 2.86%, 10/20/30(a)(b)		400	400,522
Rockford Tower CLO, Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 5.40%), 7.12%, 04/15/29(b)(c)		400	401,351
RR 3, Ltd., Series 2018-3A, Class A1R2, 2.80%, 01/15/30(a)(b)		400	401,509
Shackleton 2013-III CLO, Ltd., Series 2013-3A, Class AR, 2.84%, 07/15/30(a)(b)		400	401,768
Sound Point CLO XVIII, Ltd., Series 2017-4A, Class A1, 2.86%, 01/21/31(a)(b)		400	401,591
Steele Creek Clo 2017-1, Ltd., Series 2017-1A, Class A, 2.88%, 01/15/30(a)(b)		400	399,427
Tiaa Clo III Ltd., Series 2017-2A, Class A, 2.63%, 01/16/31(a)(b)		400	401,282
Voya Clo 2017-4, Ltd., Series 2017-4A, Class A1, 2.51%, 10/15/30(a)(b)		400	402,302
Wellfleet CLO 2017-3, Ltd., Series 2017-3A, Class A1, 2.88%, 01/17/31(a)(b)		400	401,529
York CLO-2, Ltd., Series 2015-1A, Class AR, 2.61%, 01/22/31(a)(b)		600	603,013

Total Asset-Backed Securities — 4.3% (Cost — $12,205,207)			12,225,706

Corporate Bonds — 17.5%

Argentina — 1.4%
Arcor SAIC, 6.00%, 07/06/23(b)		101	104,139
Banco Hipotecario SA, 26.77%, 11/07/22(a)(b)	ARS	8,302	425,759
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 07/20/23(b)	USD	69	71,531
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(b)		390	424,612
Genneia SA, 8.75%, 01/20/22(b)		448	482,559
Pampa Energia SA, 7.50%, 01/24/27(b)		155	160,231
Petrobras Argentina SA, 7.38%, 07/21/23(b)		190	199,738
Tarjeta Naranja SA(Argentina Deposit Rates Badlar Pvt Banks + 3.50%), 26.56%, 04/11/22(b)(c)		358	300,720
Tecpetrol SA, 4.88%, 12/12/22(b)		225	219,094
YPF SA:
8.88%, 12/19/18(b)		326	338,225

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Security	Par (000)		Value
Argentina (continued)
YPF SA (continued):
8.50%, 03/23/21(b)	USD	266	$290,499
8.75%, 04/04/24(b)		441	491,494
8.75%, 04/04/24		227	252,991
6.95%, 07/21/27(b)		195	195,800

			3,957,392
Austria — 0.1%
Eldorado Intl. Finance GmbH, 8.63%, 06/16/21(b)		224	238,560
Volksbank Wien AG, 2.75%, 10/06/27(a)	EUR	100	123,472

			362,032
Bermuda — 0.3%
Digicel Group Ltd., 7.13%, 04/01/22(b)	USD	221	172,380
Geopark Ltd., 6.50%, 09/21/24(b)		200	200,750
Inkia Energy Ltd., 5.88%, 11/09/27(b)		400	388,500

			761,630
Brazil — 0.2%
Odebrecht Offshore Drilling Finance, 7.72%, 12/01/26(b)(e)	BRL	5	1,378
Odebrecht Oil & Gas Finance Ltd., 0.00%(b)(f)(g)		26	508
Odebrect Offshore Drilling Finance, 6.72%, 12/01/22(b)		160	154,041
Petrobras Global Finance BV, 5.38%, 01/27/21	USD	515	538,175

			694,102
British Virgin Islands — 0.1%
Central American Bottling Corp., 5.75%, 01/31/27(b)		28	28,742
Huarong Finance Co. Ltd., 4.00%, 07/17/19		200	200,876

			229,618
Canada — 0.4%
Stoneway Capital Corp.:
10.00%, 03/01/27		300	326,088
10.00%, 03/01/27(b)		617	670,654
Transcanada Trust, Series 16-A, (3 mo. LIBOR US + 4.64%), 5.88%, 08/15/76(h)		57	59,423

			1,056,165
Cayman Islands — 0.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27		459	435,639
Gol Finance, Inc., 7.00%, 01/31/25(b)		222	218,393

Security	Par (000)		Value
Cayman Islands (continued)
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25(b)	USD	200	$194,800
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.35%, 12/01/21(b)		174	169,913
Tencent Holdings, Ltd., 3.60%, 01/19/28(b)		331	318,812

			1,337,557
Colombia — 0.1%
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(b)		285	291,555

France — 1.2%
Altarea SCA, 2.25%, 07/05/24	EUR	100	122,814
BNP Paribas Cardif SA, 1.00%, 11/29/24		200	237,169
BNP Paribas SA(b):
3.50%, 03/01/23	USD	400	396,828
3.38%, 01/09/25		400	386,915
4.38%, 05/12/26		250	249,227
4.63%, 03/13/27		695	706,097
4.38%, 03/01/33(a)		550	537,950
BPCE SA, 3.50%, 10/23/27(b)		500	472,320
Credit Agricole SA, 4.00%, 01/10/33(a)(b)		350	333,089
Credit Mutuel Arkea SA, 1.88%, 10/25/29(a)	EUR	100	121,191

			3,563,600
Germany — 0.1%
Deutsche Bank AG, 4.88%, 12/01/32(a)	USD	200	184,922
IKB Deutsche Industriebank AG, 4.00%, 01/31/28(a)	EUR	200	247,136

			432,058
Hong Kong — 0.1%
CITIC Ltd., 6.63%, 04/15/21	USD	100	108,272
ICBCIL Finance Co. Ltd., 2.13%, 09/29/19		200	196,163

			304,435
Indonesia — 0.1%
Pertamina Persero PT, 5.25%, 05/23/21		200	208,426

Ireland — 0.0%
Bank of Ireland Group PLC, 3.13%, 09/19/27(a)	GBP	100	137,144

Italy — 0.8%
Banca Monte dei Paschi di Siena SpA, 5.38%, 01/18/28(a)	EUR	100	117,200

2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Security	Par (000)		Value
Italy (continued)
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)	USD	1,050	$1,035,665
Telecom Italia SpA, 5.30%, 05/30/24(b)		325	330,688
UniCredit SpA(5 year USD ICE Swap + 3.70%), 5.86%, 06/19/32(b)(h)		752	762,769

			2,246,322
Luxembourg — 0.6%
European Financial Stability Facility:
0.88%, 07/26/27	EUR	380	474,062
1.80%, 07/10/48		66	86,942
Hidrovias International Finance SARL, 5.95%, 01/24/25(b)	USD	225	222,795
Puma International Financing SA, 5.00%, 01/24/26(b)		295	281,840
Rede D’or Finance Sarl, 4.95%, 01/17/28(b)		272	258,400
Rumo Luxembourg Sarl(b):
7.38%, 02/09/24		211	225,812
5.88%, 01/18/25		248	244,900

			1,794,751
Mexico — 1.0%
Axtel SAB de C.V., 6.38%, 11/14/24(b)		250	253,750
Cydsa SAB de C.V., 6.25%, 10/04/27(b)		206	204,198
Mexichem SAB de CV, 5.50%, 01/15/48(b)		200	186,250
Petroleos Mexicanos:
6.38%, 02/04/21		100	106,550
1.88%, 04/21/22	EUR	100	123,814
4.63%, 09/21/23	USD	200	200,418
4.88%, 01/18/24		190	192,755
6.88%, 08/04/26		60	65,940
5.35%, 02/12/28(b)		987	973,577
5.50%, 06/27/44		200	178,100
6.75%, 09/21/47		100	101,188
Unifin Financiera SAB de C.V. SOFOM ENR, 8.88%(a)(b)(f)		200	195,000

			2,781,540
Netherlands — 2.3%
ING Bank NV, 5.80%, 09/25/23(b)		400	432,354
ING Groep NV, 4.70%, 03/22/28(a)		200	202,737
Majapahit Holding BV, 7.75%, 01/20/20		100	107,270
NXP BV/NXP Funding LLC(b):
4.13%, 06/01/21		700	707,000
3.88%, 09/01/22		300	297,750
Petrobras Global Finance BV:
8.38%, 05/23/21		488	555,588
6.13%, 01/17/22		3,389	3,616,063
5.30%, 01/27/25(b)		86	84,925
7.38%, 01/17/27		89	96,431

Security	Par (000)		Value
Netherlands (continued)
Petrobras Global Finance BV (continued):
6.00%, 01/27/28(b)	USD	100	$99,000
5.75%, 02/01/29		240	232,231
6.85%, 12/31/99		255	240,975

			6,672,324
Panama — 0.1%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20		202	207,050

Spain — 0.3%
Banco de Sabadell SA, 5.63%, 05/06/26	EUR	100	145,047
Bankia SA (5 year EUR Swap + 3.35%), 3.38%, 03/15/27(h)		100	130,708
Telefonica Emisiones SAU, 4.10%, 03/08/27	USD	500	499,487

			775,242
Switzerland — 0.5%
Credit Suisse Group AG:
(5 year USD Swap + 4.60%), 7.50%(f)(h)		200	216,537
3.57%, 01/09/23(b)		250	248,520
3.87%, 01/12/29(a)(b)		250	242,328
UBS Group Funding Switzerland AG, 4.25%, 03/23/28(b)		650	654,312

			1,361,697
Turkey — 0.1%
Petkim Petrokimya Holding, 5.88%, 01/26/23(b)		200	195,966

United Kingdom — 1.2%
Barclays PLC:
5.20%, 05/12/26		200	201,609
2.00%, 02/07/28(a)	EUR	508	618,673
BAT International Finance PLC, 2.25%, 01/16/30		130	160,604
HSBC Holdings PLC, 4.38%, 11/23/26	USD	250	248,977
Lloyds Banking Group PLC:
3.57%, 11/07/28(a)		253	238,793
4.34%, 01/09/48		406	378,351
MARB BondCo PLC, 6.88%, 01/19/25(b)		448	409,920
Royal Bank of Scotland Group PLC, 3.88%, 09/12/23		453	447,365
Santander UK Group Holdings PLC, 3.82%, 11/03/28(a)		275	262,035
Santander UK PLC, 5.00%, 11/07/23(b)		200	206,871

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Security	Par (000)		Value
United Kingdom (continued)
Sky PLC, 2.25%, 11/17/25	EUR	100	$132,074

			3,305,272
United States — 6.0%
Analog Devices, Inc.:
3.50%, 12/05/26	USD	355	346,014
4.50%, 12/05/36		73	74,157
5.30%, 12/15/45		135	152,547
Andeavor Logistics LP, Series A, 6.88%(a)(f)		700	703,237
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
5.25%, 01/15/25		300	304,995
5.20%, 12/01/47		196	192,977
AT&T, Inc.:
5.25%, 03/01/37		84	88,861
4.90%, 08/14/37		125	125,706
4.75%, 05/15/46		190	184,536
5.15%, 02/14/50		175	176,780
Bank of America Corp.:
3.55%, 03/05/24(a)		210	210,868
3.37%, 01/23/26(a)		400	389,119
4.45%, 03/03/26		30	30,646
3.25%, 10/21/27		164	154,573
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(h)		210	206,495
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38(h)		145	148,042
5.00%, 01/21/44		40	44,908
3.95%, 01/23/49(a)		250	240,250
Series L, 3.95%, 04/21/25		190	188,325
BAT Capital Corp., 2.30%, 08/14/20(b)		750	735,338
Bed Bath & Beyond, Inc., 5.17%, 08/01/44		210	174,759
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 02/15/26(b)		30	29,850
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 02/15/28		250	229,734
6.48%, 10/23/45		115	126,234
5.38%, 05/01/47		331	320,156
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27		175	173,687
Citigroup, Inc., 3.20%, 10/21/26		100	95,061
Concho Resources, Inc., 4.88%, 10/01/47		161	170,882
Cox Communications, Inc., 4.50%, 06/30/43(b)		175	158,916

Security	Par (000)		Value
United States (continued)
Crown Castle International Corp.:
5.25%, 01/15/23	USD	25	$26,566
3.20%, 09/01/24		135	129,437
3.65%, 09/01/27		450	428,773
4.75%, 05/15/47		185	186,432
CSC Holdings LLC, 5.25%, 06/01/24		250	237,812
CVS Health Corp.:
3.13%, 03/09/20		537	537,542
3.70%, 03/09/23		307	308,667
2.88%, 06/01/26		500	460,731
4.30%, 03/25/28		425	426,811
4.78%, 03/25/38		138	139,867
5.05%, 03/25/48		125	131,473
DaVita, Inc., 5.13%, 07/15/24		220	214,775
Dell International LLC/EMC Corp., 8.35%, 07/15/46(b)		150	190,527
Discovery Communications LLC:
4.95%, 05/15/42		50	48,128
4.88%, 04/01/43		55	52,481
Energy Transfer LP:
4.90%, 03/15/35		120	113,204
5.15%, 02/01/43		275	251,121
Energy Transfer Partners LP, 6.05%, 06/01/41		45	45,645
Enterprise Products Operating LLC(a):
5.38%, 02/15/78		121	115,891
Series E, 5.25%, 08/16/77		160	155,600
Goldman Sachs Group, Inc.:
2.75%, 09/15/20		700	692,876
2.55%, 10/31/22(a)		550	548,991
3.20%, 02/23/23		286	281,870
3.50%, 11/16/26		143	137,771
3.85%, 01/26/27		122	120,465
4.02%, 10/31/38(a)		200	193,057
Hess Corp., 5.80%, 04/01/47		180	189,208
Hyundai Capital America, 3.10%, 04/05/22(b)		305	299,464
Kinder Morgan Energy Partners LP:
5.00%, 03/01/43		75	72,389
5.50%, 03/01/44		100	101,998
Kinder Morgan, Inc., 5.55%, 06/01/45		300	314,837
Massachusetts Mutual Life Insurance Co., 4.90%, 04/01/77(b)		68	69,950
Morgan Stanley:
3.88%, 01/27/26		66	65,943
3.63%, 01/20/27		135	132,140
3.77%, 01/24/29(a)		275	270,744
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(h)		185	180,732

4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Security	Par (000)		Value
United States (continued)
NextEra Energy Operating Partners LP, 4.50%, 09/15/27(b)	USD	225	$212,062
Patterson-UTI Energy, Inc., 3.95%, 02/01/28(b)		436	419,984
Pemex Project Funding Master Trust, 6.63%, 06/15/35		150	154,977
Phillips 66:
2.61%, 02/26/21(a)		121	121,149
4.88%, 11/15/44		48	51,183
Plains All American Pipeline LP, Series B, 6.13%(a)(f)		110	106,150
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20		29	29,437
Sabine Pass Liquefaction LLC:
5.63%, 04/15/23		310	331,074
5.63%, 03/01/25		65	69,930
Sempra Energy, 2.21%, 01/15/21(a)		134	134,098
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(b)		175	173,906
Sunoco Logistics Partners Operations LP, 5.35%, 05/15/45		150	139,741
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23(c)		68	65,535
Time Warner Cable, Inc., 4.50%, 09/15/42		45	38,975
Time Warner, Inc., 4.65%, 06/01/44		7	6,731
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28(b)		51	49,883
Verizon Communications, Inc.:
4.40%, 11/01/34		45	44,442
4.13%, 08/15/46		125	112,496
Viacom, Inc.:
4.38%, 03/15/43		250	224,029
5.85%, 09/01/43		88	94,873
Vrio Finco 1 LLC / Vrio Finco 2, Inc., 6.25%, 04/04/23(b)(i)		370	373,700
Wells Fargo & Co., 4.40%, 06/14/46		245	237,792

			17,243,718

Total Corporate Bonds — 17.5% (Cost — $50,543,160)			49,919,596

Security	Par (000)			Value
Foreign Agency Obligations — 31.5%

Argentina — 3.9%
Argentina Bonar Bonds:
9.00%, 11/29/18	ARS	—	(j)	$335
(Argentina Deposit Rates Badlar Pvt Banks + 2.50%), 24.96%, 03/11/19(c)		1,109		56,184
(Argentina Deposit Rates Badlar Pvt Banks + 3.25%), 26.34%, 03/01/20(g)		2,218		115,186
8.00%, 10/08/20	USD	522		575,267
7.63%, 04/18/37		62		60,034
Argentina Treasury Bill, 0.00%, 09/14/18(g)	ARS	23,362		1,163,013
Argentine Bonos del Tesoro, 21.20%, 09/19/18		9,095		451,448
Argentine Republic Government International Bond:
6.25%, 04/22/19	USD	660		678,150
3.38%, 10/12/20	CHF	130		140,115
6.88%, 04/22/21	USD	1,772		1,878,320
5.63%, 01/26/22		834		846,093
8.75%, 05/07/24		1,503		1,687,316
7.50%, 04/22/26		219		233,673
5.88%, 01/11/28		1,842		1,732,401
5.25%, 01/15/28	EUR	117		140,364
2.50%, 12/31/38(k)(l)	USD	874		580,069
7.13%, 06/28/49		363		334,504
Provincia de Rio Negro, 7.75%,12/07/25(b)		300		282,750

				10,955,222
Australia — 0.4%
Australia Government Bond:
3.25%, 10/21/18	AUD	100		77,371
4.50%, 04/15/20		270		217,541
2.00%, 12/21/21		210		160,169
5.75%, 07/15/22		320		280,762
2.75%, 04/21/24		130		101,599
4.75%, 04/21/27		220		198,283
2.25%, 05/21/28		90		66,947
3.75%, 04/21/37		80		68,169

				1,170,841
Bahrain — 0.3%
Bahrain Government International Bond(b):
6.75%, 09/20/29	USD	255		238,242
6.00%, 09/19/44		200		161,497
CBB International Sukuk Co. SPC, 6.88%, 10/05/25		300		300,000

				699,739
Brazil — 1.8%
Brazil Letras do Tesouro Nacional:
0.00%, 01/01/19(g)	BRL	9		2,663,381

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Security	Par (000)		Value
Brazil (continued)
Brazil Notas do Tesouro Nacional:
0.00%, 07/01/20(g)	BRL	2	$514,807
Serie F, 10.00%, 01/01/21		2	477,100
Serie F, 10.00%, 01/01/25		2	691,161
Series F, 10.00%, 01/01/23		2	474,371
Series F, 10.00%, 01/01/27		1	374,966

			5,195,786
Canada — 0.3%
Canadian Government Bond:
5.75%, 06/01/33	CAD	170	192,753
5.00%, 06/01/37		90	100,261
4.00%, 06/01/41		280	286,148
3.50%, 12/01/45		140	136,780
2.75%, 12/01/48		210	181,744

			897,686
Colombia — 0.4%
Colombia Government International Bond:
4.38%, 07/12/21	USD	715	740,025
5.63%, 02/26/44		200	218,000
Colombian TES, 7.00%, 09/11/19	COP	360	132,903

			1,090,928
Czech Republic — 0.2%
Czech Republic Government Bond:
4.60%, 08/18/18	CZK	1,000	49,157
1.50%, 10/29/19		2,500	122,771
4.70%, 09/12/22		1,800	100,838
5.70%, 05/25/24		2,800	171,330
2.50%, 08/25/28		1,400	71,899
4.20%, 12/04/36		500	30,454

			546,449
Denmark — 0.1%
Denmark Government Bond:
4.00%, 11/15/19	DKK	700	124,199
1.50%, 11/15/23		200	35,738
1.75%, 11/15/25		500	91,717
4.50%, 11/15/39		450	124,484

			376,138
Ecuador — 0.1%
Ecuador Government International Bond 7.88%, 01/23/28	USD	200	192,540

Egypt — 0.6%
Egypt Government International Bond:
5.75%, 04/29/20		526	538,766

Security	Par (000)		Value
Egypt (continued)
Egypt Government International Bond:
5.58%, 02/21/23(b)	USD	1,274	$1,292,091

			1,830,857
France — 1.4%
France Government Bond OAT:
0.01%, 02/25/20	EUR	1,050	1,304,322
0.01%, 05/25/20		400	497,240
0.25%, 11/25/20		150	187,728
2.25%, 10/25/22		500	681,371
2.25%, 05/25/24		130	180,503
0.50%, 05/25/25		260	324,185
2.50%, 05/25/30		40	58,485
1.50%, 05/25/31		190	249,567
5.75%, 10/25/32		100	203,036
4.50%, 04/25/41		50	100,261
3.25%, 05/25/45		95	163,245
4.00%, 04/25/60		60	125,998

			4,075,941
Germany — 0.7%
Bundesrepublik Deutschland:
4.75%, 07/04/34		120	235,884
4.25%, 07/04/39		190	381,098
2.50%, 08/15/46		55	90,461
Bundesschatzanweisungen, 0.01%, 12/13/19		1,050	1,306,136

			2,013,579
Greece — 0.1%
Hellenic Republic Government Bond:
3.50%, 01/30/23		9	10,625
3.75%, 01/30/28		26	30,575
3.90%, 01/30/33		27	30,733
4.00%, 01/30/37		32	34,737
4.20%, 01/30/42		21	23,313

			129,983
Hungary — 0.2%
Hungary Government Bond:
3.50%, 06/24/20	HUF	40,000	168,688
2.50%, 10/27/21		35,000	145,710
3.00%, 06/26/24		30,000	127,203
2.75%, 12/22/26		35,000	143,089

			584,690
Indonesia — 2.3%
Indonesia Government International Bond:
2.88%, 07/08/21	EUR	100	131,941
3.75%, 04/25/22	USD	748	749,239
3.38%, 04/15/23		350	342,640
4.75%, 01/08/26		200	208,898

6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Security	Par (000)		Value
Indonesia (continued)
Indonesia Government International Bond (continued):
7.00%, 05/15/27	IDR	6,384,000	$471,352
4.75%, 07/18/47	USD	200	198,406
4.35%, 01/11/48		695	662,635
Indonesia Treasury Bond:
5.63%, 05/15/23	IDR	10,470,000	749,079
8.38%, 03/15/24		14,056,000	1,115,440
8.38%, 09/15/26		5,152,000	413,039
6.13%, 05/15/28		18,709,000	1,307,965
6.63%, 05/15/33		558,000	39,517
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 09/10/24	USD	200	203,320

			6,593,471
Ireland — 0.2%
Ireland Government Bond:
5.00%, 10/18/20	EUR	70	98,139
0.80%, 03/15/22		150	191,470
3.40%, 03/18/24		70	102,187
1.00%, 05/15/26		50	63,313
2.40%, 05/15/30		30	42,562
2.00%, 02/18/45		20	26,486

			524,157
Italy — 2.1%
Italy Buoni Poliennali Del Tesoro:
0.50%, 04/20/23		4,211	5,344,577
2.20%, 06/01/27		200	257,380
2.05%, 08/01/27		380	482,071

			6,084,028
Japan — 5.4%
Japan Government Two Year Bond, 0.10%, 03/15/20	JPY	137,000	1,293,572
Japanese Government CPI Linked Bond:
0.10%, 09/10/24		438,913	4,339,835
0.10%, 03/10/26		712,812	7,084,907
0.10%, 03/10/27		255,848	2,553,794

			15,272,108
Lebanon — 0.7%
Lebanon Government International Bond:
6.10%, 10/04/22	USD	722	709,054
6.65%, 04/22/24		246	243,589
6.25%, 11/04/24		390	375,375
6.85%, 03/23/27		715	691,012

			2,019,030
Mexico — 0.5%
Mexico Government International Bond:
2.38%, 04/09/21	EUR	100	130,092
1.88%, 02/23/22		150	192,504

Security	Par (000)		Value
Mexico (continued)
Mexico Government International Bond (continued):
4.00%, 10/02/23	USD	150	$153,600
1.63%, 03/06/24	EUR	100	124,460
4.15%, 03/28/27	USD	400	404,400
6.05%, 01/11/40		100	112,750
4.60%, 01/23/46		200	189,940

			1,307,746
Netherlands — 0.0%
Netherlands Government Bond, 2.75%, 01/15/47(b)	EUR	50	85,580

New Zealand — 0.1%
New Zealand Government Bond:
6.00%, 05/15/21	NZD	140	113,202
2.75%, 04/15/25		100	73,218

			186,420
Norway — 0.0%
Norway Government Bond, 2.00%, 05/24/23(b)	NOK	600	78,421

Oman — 0.1%
Oman Government International Bond, 3.63%, 06/15/21	USD	200	194,933

Qatar — 0.1%
Qatar Government International Bond, 3.25%, 06/02/26		300	283,838

Russia — 2.9%
Russian Federal Bond - OFZ:
6.40%, 05/27/20	RUB	104,169	1,824,719
7.60%, 04/14/21		34,591	624,273
7.50%, 08/18/21		62,059	1,119,039
7.40%, 12/07/22		11,854	215,136
6.50%, 02/28/24		20,234	350,552
7.75%, 09/16/26		24,062	443,959
8.15%, 02/03/27		65,417	1,238,969
Russian Foreign Bond - Eurobond:
5.00%, 04/29/20	USD	400	412,920
4.75%, 05/27/26		800	826,573
5.63%, 04/04/42		200	214,792
5.25%, 06/23/47		1,000	998,800

			8,269,732
Saudi Arabia — 0.2%
Saudi Government International Bond, 3.63%, 03/04/28		722	685,646

Singapore — 0.1%
Singapore Government Bond:
2.75%, 07/01/23	SGD	160	125,948
2.38%, 06/01/25		60	46,196

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Security	Par (000)		Value
Singapore (continued)
Singapore Government Bond (continued):
2.75%, 03/01/46	SGD	40	$30,301

			202,445
South Africa — 1.8%
Republic of South Africa Government Bond:
6.25%, 03/31/36	ZAR	15,550	1,021,806
8.50%, 01/31/37		10,058	826,417
Republic of South Africa Government International Bond:
5.50%, 03/09/20	USD	1,173	1,216,284
5.88%, 05/30/22		246	264,120
South Africa Government Bond:
8.88%, 02/28/35	ZAR	10,095	864,688
6.50%, 02/28/41		7,952	518,813
8.75%, 02/28/48		4,330	361,579

			5,073,707
Spain — 0.4%
Spain Government Bond, 2.70%, 10/31/48(b)	EUR	825	1,115,462

Sri Lanka — 0.0%
Sri Lanka Government Bonds, 11.75%, 06/15/27	LKR	7,000	47,443

Sweden — 0.1%
Sweden Government Bond:
3.50%, 06/01/22	SEK	1,100	151,981
1.00%, 11/12/26		960	119,789
3.50%, 03/30/39		250	41,761

			313,531
Tunisia — 0.1%
Banque Centrale de Tunisie International Bond, 4.50%, 06/22/20	EUR	168	215,294

Turkey — 1.9%
Turkey Government Bond, 11.00%, 03/02/22	TRY	1,328	312,368
Turkey Government International Bond:
5.88%, 04/02/19	EUR	70	90,610
5.63%, 03/30/21	USD	450	465,750
5.13%, 03/25/22		200	203,896
6.25%, 09/26/22		4,180	4,427,431

			5,500,055
United Kingdom — 2.0%
United Kingdom Gilt:
1.75%, 09/07/22	GBP	200	289,746
0.75%, 07/22/23		280	385,603
4.50%, 09/07/34		250	494,967

Security	Par (000)		Value
United Kingdom (continued)
United Kingdom Gilt (continued):
1.75%, 09/07/37	GBP	60	$84,940
4.75%, 12/07/38		30	64,652
4.25%, 09/07/39		150	306,794
4.25%, 12/07/40		170	352,327
3.25%, 01/22/44		165	304,398
3.50%, 01/22/45		1,206	2,330,617
1.50%, 07/22/47		100	133,633
4.25%, 12/07/49		110	251,946
3.75%, 07/22/52		110	240,092
4.25%, 12/07/55		90	222,068
4.00%, 01/22/60		20	49,473
2.50%, 07/22/65		90	168,985
3.50%, 07/22/68		60	143,354

			5,823,595

Total Foreign Agency Obligations — 31.5% (Cost — $86,164,960)			89,637,021

Investment Companies — 4.5%
iShares JP Morgan USD Emerging Markets Bond ETF(r)	USD	6,665	751,945
iShares MSCI Brazil ETF(r)		5,500	246,840
iShares MSCI Emerging Markets ETF(r)		34,270	1,654,556
iShares Short Maturity Bond ETF(r)		201,000	10,082,160

Total Investment Companies — 4.5% (Cost — $12,761,546)			12,735,501

Municipal Bonds — 0.1%
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(b)		180	191,652

Total Municipal Bonds — 0.1% (Cost — $154,555)			191,652

Non-Agency Mortgage-Backed Securities — 2.9%

Cayman Islands — 0.0%
Bsprt Issuer Ltd., Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.35%), 3.13%, 06/15/27(b)(c)		130	130,564

United States — 2.9%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)		250	227,835
Atrium Hotel Portfolio Trust, Series 2017-ATRM(a)(b):
Class D, 3.73%, 12/15/36		200	198,522
Class E, 4.83%, 12/15/36		150	148,706

8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Security	Par (000)		Value
United States (continued)
BAMLL Commercial Mortgage Securities Trust 2017-SCH, Series 2017-SCH, Class DL, 3.78%, 11/15/32(a)(b)	USD	150	$150,000
BBCMS 2018-TALL Mortgage Trust, Series 2018-TALL, Class D, 3.23%, 03/15/37(a)(b)		500	496,552
BXP Trust, Series 2017-CC(a)(b)(d):
Class D, 3.55%, 08/13/37		110	102,412
Class E, 3.55%, 08/13/37		220	190,232
Citigroup Commercial Mortgage Trust:
Series 2015-P1, Class A5, 3.72%, 09/15/48		375	380,616
Series 2016-C3, Class C, 4.14%, 11/15/49(a)		250	244,016
Series 2016-GC36, Class A5, 3.62%, 02/10/49		375	377,165
Series 2016-GC37, Class D, 2.79%, 04/10/49(a)		365	280,816
Series 2016-P6, Class C, 4.29%, 12/10/49(a)		265	262,763
COMM Mortgage Trust(a):
Series 2016-DC2, Class B, 4.64%, 02/10/49		100	103,874
Series 2016-DC2, Class C, 4.64%, 02/10/49		100	96,391
Series 2017-DLTA, Class E, 3.74%, 08/15/35(b)		220	217,312
Commercial Mortgage Trust:
Series 2014-CR21, Class A3, 3.53%, 12/10/47		375	377,855
Series 2017-DLTA, Class F, 4.36%, 08/15/35(a)(b)		230	226,798
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class B, 4.11%, 08/15/48(a)		250	251,595
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 09/10/49		375	357,633
DBUBS Mortgage Trust, Series 2017-BRBK(a)(b)(d):
Class E, 3.53%, 10/10/34		400	372,774
Class F, 3.53%, 10/10/34		240	214,753
GS Mortgage Securities Corp. Trust, Series 2017-500K(b)(c):
Class D, (1 mo. LIBOR + 1.30%), 3.08%, 07/15/32		90	90,169
Class E, (1 mo. LIBOR + 1.50%), 3.28%, 07/15/32		120	120,299
Class F, (1 mo. LIBOR + 1.80%), 3.58%, 07/15/32		90	90,280
Class G, (1 mo. LIBOR + 2.50%), 4.28%, 07/15/32		50	50,187

Security	Par (000)		Value
United States (continued)
GS Mortgage Securities Trust, Series 2017-GS7(b):
Class D, 3.00%, 08/10/50	USD	225	$185,380
Class E, 3.00%, 08/10/50		180	143,679
Lone Star Portfolio Trust, Series 2015-LSP, Class E, (1 mo. LIBOR + 5.60%), 7.38%, 09/15/28(b)(c)		341	343,506
MAD Mortgage Trust, Series 2017-330M(a)(b):
Class D, 3.71%, 08/15/34		110	108,404
Class E, 3.76%, 08/15/34		130	124,543
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16, Series 2014-C16, Class A5, 3.89%, 06/15/47		375	385,965
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25, Series 2015-C25, Class A5, 3.64%, 10/15/48		400	403,907
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class E, 4.83%, 11/15/34(a)(b)		120	120,222
Natixis Commercial Mortgage Securities Trust 2018-TECH, Series 2018-TECH, Class F, 3.80%, 11/15/34(b)(c)		100	100,190
Olympic Tower Mortgage Trust, Series 2017-OT(a)(b):
Class D, 3.95%, 05/10/39		130	128,129
Class E, 3.95%, 05/10/39		160	149,238
VNDO Mortgage Trust, Series 2015-350P, Class E, 3.90%, 01/10/35(a)(b)		275	253,213
Wells Fargo Commercial Mortgage Trust 2018-BXI, Series 2018-BXI, Class E, 3.93%, 12/15/36(a)(b)		100	99,708

			8,175,639

Total Non-Agency Mortgage-Backed Securities — 2.9% (Cost — $8,338,422)			8,306,203

Preferred Securities — 2.1%

Capital Trusts — 2.1%
Australia — 0.1%
BHP Billiton Finance USA, Ltd., 6.25%(b)(f)(h)		200	210,500

Belgium — 0.0%
KBC Group NV, 5.63%(f)(h)		100	127,396

Canada — 0.0%
TransCanada PipeLines Ltd., 4.05%(f)(h)		100	95,875

France — 0.1%
Electricite de France SA, 4.25%(f)(h)		100	129,351

9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Security	Par (000)		Value
France (continued)
Societe Generale SA, 6.00%(f)(h)	USD	200	$202,252

			331,603
Germany — 0.3%
Bertelsmann SE & Co. KGaA, 3.00%(f)(h)		400	508,176
Volkswagen International Finance NV(f)(h):
2.70%		100	124,519
3.75%		75	98,075

			730,770
Ireland — 0.1%
Bank of Ireland, 7.38%(f)(h)		200	272,279

Italy — 0.3%
Intesa Sanpaolo SpA, 7.75%(f)(h)		200	300,495
UniCredit SpA:(f)(h)
6.63%		200	267,008
9.25%		200	294,302

			861,805
Luxembourg — 0.0%
SES SA, 4.63%(f)(h)		100	127,967

Netherlands — 0.0%
Telefonica Europe BV, 4.20%(f)(h)		100	129,347

New Zealand — 0.1%
EFG International AG, 5.00%(f)(h)		200	199,262

Norway — 0.1%
DNB Bank ASA, 5.75%(f)(h)		200	202,500

Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA, 8.88%(f)(h)		200	291,227
Banco Santander SA:
5.00%(a)(f)		200	247,013
6.25%(f)(h)		100	128,090
Repsol International Finance BV, 3.88%(f)(h)		100	131,721

			798,051
Switzerland — 0.1%
UBS Group AG, 7.00%(f)(h)		200	215,250

United Kingdom — 0.3%
Centrica PLC, Series, 3.00%(f)(h)		200	253,014
HSBC Holdings PLC:
6.00%(f)(h)		200	194,900
6.50%(a)(f)		200	204,000

Security	Par (000)		Value
United Kingdom (continued)
Royal Bank of Scotland Group PLC, 8.00%(f)(h)	USD	200	$219,250

			871,164
United States — 0.3%
Bank of America Corp., Series FF, 5.88%(a)(f)		550	553,470
Energy Transfer Partners LP, Series A, 6.25%(a)(f)		300	287,062

			840,532

Total Capital Trusts — 2.1% (Cost — $5,991,164)			6,014,301

	Shares
Preferred Stocks — 0.0%

United States — 0.0%
Freddie Mac, Series S, 7.88%(a)		1,900	10,925
Fannie Mae, Series Z, 0.00%(a)		1,900	10,925

Total Preferred Stocks — 0.0% (Cost — $31,704)			21,850

Total Preferred Securities — 2.1%			6,036,151

	Par (000)
U.S. Government Sponsored Agency Securities — 12.4%

Collateralized Mortgage Obligations — 0.2%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.45%), 5.32%, 10/25/29(c)	USD	500	543,790

Mortgage-Backed Securities — 12.2%
Fannie Mae Mortgage-Backed Securities:
2.00%, 10/01/31 - 12/01/31		94	90,260
2.50%, 09/01/27 - 04/01/33(m)		956	938,957
3.00%, 10/01/29 - 04/01/48(m)		5,843	5,792,489
3.50%, 07/01/29 - 04/01/48(m)		3,514	3,540,635
4.00%, 04/01/29 - 05/01/48(m)		3,260	3,358,257
4.50%, 12/01/18 - 04/01/48(m)		870	919,830
5.00%, 09/01/35 - 04/01/48(m)		440	473,476
5.50%, 12/01/38		183	201,077
6.00%, 07/01/39 - 04/01/48(m)		136	149,554
6.50%, 11/01/38		23	25,534

10

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Security	Par (000)		Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities:
2.50%, 02/01/24 - 04/01/33(m)	USD	631	$618,487
3.00%, 04/01/33 - 04/01/48(m)		1,897	1,862,122
3.50%, 04/01/31 - 04/01/48(m)		2,345	2,363,043
4.00%, 08/01/40 - 05/01/48(m)		1,570	1,616,839
4.50%, 09/01/40 - 04/01/48(m)		416	435,266
5.00%, 05/01/38 - 05/01/39		81	87,259
5.50%, 1/01/39		54	59,535
Ginnie Mae Mortgage-Backed Securities:
3.00%, 02/15/45 - 04/01/48(m)		2,565	2,527,563
3.50%, 01/15/42 - 05/01/48(m)		5,566	5,620,583
4.00%, 10/20/40 - 06/01/48(m)		3,040	3,124,572
4.50%, 10/20/44 - 05/01/48(m)		792	825,693
5.00%, 10/20/44		85	90,428

			34,721,459

Total U.S. Government Sponsored Agency Securities — 12.4% (Cost — $35,550,089)			35,265,249

U.S. Treasury Obligations — 29.0%
U.S. Treasury Inflation Indexed Bonds:
0.38%, 01/15/27		3,289	3,205,454
0.50%, 01/15/28		301	296,071
U.S. Treasury Inflation Protected Security:
0.13%, 04/15/20		10,228	10,188,092
0.13%, 04/15/21		722	715,678
0.13%, 04/15/22		630	620,993
U.S. Treasury Notes:
2.00%, 01/31/20		9,000	8,957,109
2.25%, 02/29/20(n)		24,000	23,988,750
2.25%, 03/31/20(i)		13,190	13,183,302
1.75%, 11/30/21		5	4,873
1.88%, 02/28/22		500	488,320
2.63%, 02/28/23		20,000	20,060,938
1.38%, 08/31/23		75	70,386
2.75%, 02/15/28		10	10,005
2.75%, 11/15/47		650	621,385

Total U.S. Treasury Obligations — 29.0% (Cost — $82,321,166)			82,411,356

Security	Shares		Value
Warrants — 0.0%

Venezuela — 0.0%
Venezuela Government International Bond(a)		3,013	$9,000

Total Warrants — 0.0% (Cost — $—)			9,000

Total Long-Term Investments — 104.3% (Cost — $294,061,973)			296,744,410

Short-Term Securities — 7.4%
	Par (000)
Borrowed Bond Agreement (o) — 3.2%
Barclays PLC, 0.39%, Open (Purchased on 12/14/17 to be repurchased at GBP 516,485. Collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.75%, 11/22/47, par and fair values of GBP 205,000 and $701,977, respectively)	GBP	516	723,416
BNP Paribas SA, 0.35%, Open (Purchased on 04/25/17 to be repurchased at GBP 913,946. Collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13%, 03/22/46, par and fair values of GBP 521,000 and $1,273,288, respectively)		912	1,279,186
Citigroup Global Markets, 0.38%, Open (Purchased on 10/06/17 to be repurchased at GBP 840,287. Collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13%, 03/22/26, par and fair values of GBP 675,000 and $1,171,925 respectively)		839	1,177,437
Citigroup Global Markets, 0.38%, Open (Purchased on 10/06/17 to be repurchased at GBP 281,430. Collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.75%, 11/22/47, par and fair values of GBP 115,000 and $393,792, respectively)		281	393,666
Citigroup Global Markets, 0.38%, Open (Purchased on 11/04/16 to be repurchased at GBP 621,934. Collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13%, 03/22/26, par and fair values of GBP 500,000 and $868,092, respectively)		620	869,820

11

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Security	Par (000)		Value
Citigroup Global Markets, 0.38%, Open (Purchased on 09/23/16 to be repurchased at GBP 625,076. Collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13%, 03/22/26, par and fair values of GBP 500,000 and $868,092, respectively)	GBP	623	$874,210
Citigroup Global Markets, 0.38%, Open (Purchased on 10/11/16 to be repurchased at GBP 1,277,276. Collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13%, 03/22/26, par and fair values of 1,000,000 and $1,736,186 respectively)		1,273	1,786,581
Citigroup Global Markets, 0.38%, Open (Purchased on 03/15/17 to be repurchased at GBP $213,536. Collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13%, 03/22/26, par and fair values of GBP 170,000 and $295,151, respectively)		213	298,686
Citigroup Global Markets, 0.38%, Open (Purchased on 06/26/17 to be repurchased at GBP 1,232,352. Collateralized United Kingdom Gilt Inflation Linked Bonds, 0.13%, 03/22/26, par and fair values of GBP 980,000 and $1,701,461, respectively)		1,230	1,726,375

Total Borrowed Bond Agreement — 3.2% (Cost — $8,279,966)			9,129,377

Foreign Agency Obligations — 2.3%
Japan Treasury Discount Bill(g)(p):
0.00%, 05/21/18	JPY	437,000	4,108,050
(0.20%), 06/11/18		231,000	2,171,783
(0.18%), 06/11/18		25,000	235,068

Total Foreign Agency Obligations — 2.3% (Cost — $6,577,335)			6,514,901

Security	Shares		Value
Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53%(q)(r)		5,466,640	$5,466,640

Total Money Market — 1.9% (Cost — $5,466,640)			5,466,640

Total Short-Term Securities — 7.4% (Cost — $20,323,941)			21,110,918

Options Purchased — 1.0% (Cost — $3,427,642)			2,803,688

Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written — 112.7% (Cost — $317,813,556)			320,659,016

	Par (000)
Borrowed Bonds — (3.2)%
United Kingdom Gilt Inflation Linked, 0.13%, 03/22/26	GBP	(4,088)	(6,640,907)
United Kingdom Gilt Inflation Linked, 0.13%, 03/22/46		(558)	(1,273,288)
United Kingdom Gilt Inflation Linked, 0.75%, 11/22/47		(425)	(1,142,070)

Total Borrowed Bonds — (3.2)% (Cost — $(8,191,690))			(9,056,265)

TBA Sale Commitments — (3.5%)
Fannie Mae Mortgage-Backed Securities(m):
3.50%, 04/17/33 - 04/12/48	USD	103	(103,114)
3.00%, 04/17/33 - 04/12/48		2,597	(2,584,446)
4.00%, 04/17/33 - 04/12/48		1,064	(1,091,878)
4.50%, 04/12/48		150	(157,063)
5.50%, 04/12/48		25	(27,168)
2.00%, 04/17/33		94	(89,799)
2.50%, 04/17/33		131	(128,359)
Freddie Mac Mortgage-Backed Securities(n):
2.50%, 04/17/33		65	(63,652)
3.50%, 04/17/33		238	(242,611)
3.00%, 04/12/48		7	(6,825)
4.00%, 04/12/48		366	(375,708)

12

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Ginnie Mae Mortgage-Backed Securities(m):
3.50%, 04/19/48	USD	2,476	$(2,499,656)
4.00%, 04/19/48 - 05/21/48		1,712	(1,758,378)
4.50%, 04/19/48		265	(275,491)

Security	Par (000)		Value
Ginnie Mae Mortgage-Backed Securities(m) (continued):
3.00%, 04/19/48	USD	485	$(477,639)

Total TBA Sale Commitments — (3.5%) (Proceeds — $9,843,779) —			(9,881,787)

Options Written — (0.5)% (Premiums Received — $2,005,950)			(1,467,606)

Total Investments, Net of TBA Sale Commitments and Options Written — 105.5% (Cost — $297,772,137)			300,253,358
Liabilities in Excess of Other Assets — (5.5)%			(15,552,831)

Net Assets — 100.0%			$284,700,527

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	Zero-coupon bond.
(h)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(i)	When-issued security.
(j)	Amount is less than $500.
(k)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(l)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(m)	Represents or includes a TBA transaction.
(n)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(o)	The amount to be repurchased assumes the maturity will be the day after period end.
(p)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(q)	Annualized 7-day yield as of period end.
(r)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

13

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Affiliate Persons and/or Related Parties	Par/ Shares Held at 12/31/17	Par/ Shares Purchased		Par/ Shares Sold	Par/ Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,780,855	3,685,785	(b)	—	5,466,640	$5,466,640	$19,928	$—	$—
iShares JP Morgan USD Emerging Markets Bond ETF	6,665	—		—	6,665	751,945	4,333	—	(21,861)
iShares MSCI Brazil ETF	—	5,500		—	5,500	246,840	—	—	6,508
iShares MSCI Emerging Markets ETF	—	68,270		(34,000)	34,270	1,654,556	—	(169,646)	(52,490)
iShares Short Maturity Bond ETF	—	201,000		—	201,000	10,082,160	15,014	—	(8,040)

						$18,202,141	$39,275	$(169,646)	$(75,883)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

Portfolio Abbreviations

AMT — Alternative Minimum Tax

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLO — Collateralized Loan Obligation

CLP — Chilean Peso

CNY — Chinese Renminbi

COP — Colombian Peso

ETF — Exchange-Traded Fund

EUR — Euro

GBP — British Pound

IDR — Indonesian Rupiah

JPY — Japanese Yen

KRW — South Korean Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

NZD — New Zealand Dollar

OTC — Over-the-Counter

PLN — Polish Zloty

RB — Revenue Bonds

RUB — Russian Ruble

SEK — Swedish Krona

S&P — S&P Global Ratings

SPDR — Standard & Poor’s Depository Receipts

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

14

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Deutsche Bank Securities, Inc.	0.85%	03/29/18	4/02/18	$18,022,500	$18,026,183	U.S. Treasury Obligations	Up to 30 Days

15

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
Euro BOBL	66	06/07/18	$10,659	$73,222
Euro Bund	34	06/07/18	6,670	57,885
Euro OAT	56	06/07/18	10,652	135,715
Long Term Euro BTP	38	06/07/18	6,489	113,497
10-Year Australian Treasury Bonds	36	06/15/18	3,584	46,703
3-Year Australian Treasury Bonds	4	06/15/18	342	563
NASDAQ 100 E-Mini Index	2	06/15/18	264	(22,840)
Russell 2000 E-Mini Index	4	06/15/18	306	(14,879)
3-Month Euribor	4	06/18/18	1,234	(5)
10-Year Canadian Treasury Bonds	34	06/20/18	3,517	39,792
Ultra Long U.S. Treasury Bond	11	06/20/18	1,765	31,600
2-Year U.S. Treasury Note	2	06/29/18	425	216
5-Year U.S. Treasury Note	72	06/29/18	8,241	35,557
90-Day Sterling Future	12	09/19/18	2,084	(924)
90-Day Euro Future	48	03/18/19	11,689	9,539
90-Day Euro Future	12	03/16/20	2,916	570

				506,211

Short Contracts:
30-Year Euro Buxl Bond	4	06/07/18	814	(20,232)
Euro-Schatz Futures	8	06/07/18	1,102	(555)
Short Term Euro BTP	65	06/07/18	9,020	(45,647)
Topix Index	2	06/07/18	323	(3,391)
10-Year Japanese Government Treasury Bonds	6	06/13/18	8,502	(6,221)
S&P 500 E-Mini Index	39	06/15/18	5,154	243,688
3-Month Euribor	4	06/17/19	1,233	(1,450)
Long U.S. Treasury Bond	44	06/20/18	6,452	(195,276)
10-Year U.S. Treasury Note	244	06/20/18	29,558	(187,462)
10-Year U.S. Ultra Long Treasury Note	42	06/20/18	5,454	(79,075)
Long Gilt Future	5	06/27/18	862	(5,720)
90-Day Sterling	8	12/18/19	1,384	(587)
90-Day Euro-Dollar	78	06/15/20	18,954	(25,267)

				(327,195)

				$179,016

16

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,555,230	USD	467,907	UBS AG	04/03/18	$3,168
BRL	2,574,667	USD	774,615	UBS AG	04/03/18	5,244
BRL	5,308,298	USD	1,597,057	UBS AG	04/03/18	10,812
ARS	7,242,340	USD	358,000	Citibank N.A.	04/04/18	1,725
ARS	9,087,650	USD	451,000	Citibank N.A.	04/04/18	381
ARS	9,114,710	USD	451,000	Citibank N.A.	04/04/18	1,725
ARS	24,447,780	USD	1,213,476	Citibank N.A.	04/04/18	838
USD	1,260,000	ARS	24,447,780	Citibank N.A.	04/04/18	45,686
USD	427,000	CLP	257,609,100	Barclays Bank PLC	04/05/18	420
CAD	421,162	USD	326,880	Deutsche Bank AG	04/09/18	66
CAD	704,380	USD	544,800	Deutsche Bank AG	04/09/18	2,007
EUR	205,000	RUB	14,300,800	Deutsche Bank AG	04/09/18	2,899
EUR	299,000	RUB	20,858,240	Deutsche Bank AG	04/09/18	4,229
RUB	35,874,720	EUR	504,000	Bank of America N.A.	04/09/18	5,354
TRY	2,875,442	USD	722,182	BNP Paribas S.A.	04/09/18	5,150
TRY	414,704	USD	104,402	Citibank N.A.	04/09/18	496
TRY	1,359,192	USD	341,318	Goldman Sachs International	04/09/18	2,485
USD	1,063,500	TRY	4,105,429	BNP Paribas S.A.	04/09/18	25,047
USD	2,549,530	TRY	9,779,615	BNP Paribas S.A.	04/09/18	75,814
USD	2,561,852	TRY	9,779,615	BNP Paribas S.A.	04/09/18	88,136
CAD	441,298	USD	340,500	Goldman Sachs International	04/12/18	2,098
CNY	4,642,466	EUR	592,000	Goldman Sachs International	04/12/18	11,545
CNY	863,234	EUR	110,000	JPMorgan Chase Bank N.A.	04/12/18	2,243
MXN	1,440,955	USD	76,989	Goldman Sachs International	04/12/18	2,163
MXN	6,550,465	USD	350,011	Morgan Stanley & Co. International PLC	04/12/18	9,807
MXN	9,316,999	USD	510,750	Nomura International PLC	04/12/18	1,035
USD	1,339,307	EUR	1,079,000	UBS AG	04/16/18	10,528
ARS	2,849,000	USD	140,000	BNP Paribas S.A.	04/20/18	319
ARS	17,385,732	USD	854,000	Citibank N.A.	04/20/18	2,285
EUR	369,500	USD	452,344	Goldman Sachs International	04/20/18	2,822
TRY	2,262,866	USD	567,500	Goldman Sachs International	04/20/18	2,968
USD	456,820	EUR	369,500	Goldman Sachs International	04/20/18	1,654
USD	606,922	AUD	788,200	Morgan Stanley & Co. International PLC	04/23/18	1,548
USD	6,702,032	JPY	707,000,000	HSBC Bank USA N.A.	04/23/18	50,052
USD	296,400	ZAR	3,479,440	Goldman Sachs International	04/23/18	3,297
MXN	7,939,442	USD	427,000	BNP Paribas S.A.	04/27/18	8,113
BRL	1,559,625	USD	470,000	UBS AG	05/03/18	1,264
BRL	2,581,942	USD	778,080	UBS AG	05/03/18	2,092
BRL	5,323,297	USD	1,604,200	UBS AG	05/03/18	4,314
ARS	7,330,050	USD	358,000	Royal Bank of Scotland PLC	05/04/18	385
USD	1,190,319	EUR	965,000	Nomura International PLC	05/04/18	397
USD	515,751	ZAR	6,127,746	JPMorgan Chase Bank N.A.	05/04/18	355
EUR	580,000	JPY	75,475,800	Barclays Bank PLC	05/07/18	4,674
USD	1,402,000	RUB	80,305,158	BNP Paribas S.A.	05/07/18	6,487
TRY	2,841,378	USD	709,000	Goldman Sachs International	05/09/18	3,312
USD	427,000	COP	1,191,970,500	UBS AG	05/09/18	671
USD	427,000	COP	1,191,970,500	UBS AG	05/09/18	671

17

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	794,673	EUR	641,700	Royal Bank of Scotland PLC	05/09/18	$3,124
BRL	50,000	USD	15,042	Morgan Stanley & Co. International PLC	05/14/18	53
CNY	390,000	USD	61,631	Deutsche Bank AG	05/14/18	379
CNY	390,000	USD	61,826	JPMorgan Chase Bank N.A.	05/14/18	184
EUR	967,145	CHF	1,123,069	Deutsche Bank AG	05/14/18	14,824
EUR	1,003,303	CHF	1,166,431	Deutsche Bank AG	05/14/18	13,936
EUR	20,274	CHF	23,569	JPMorgan Chase Bank N.A.	05/14/18	283
EUR	57,627	CHF	66,931	Societe Generale	05/14/18	869
EUR	475,988	PLN	2,000,000	UBS AG	05/14/18	2,727
EUR	18,431	SEK	185,000	Deutsche Bank AG	05/14/18	523
EUR	18,431	SEK	185,000	Deutsche Bank AG	05/14/18	523
EUR	26,387	SEK	265,000	Deutsche Bank AG	05/14/18	732
EUR	26,387	SEK	265,000	Deutsche Bank AG	05/14/18	732
EUR	39,758	SEK	400,000	Deutsche Bank AG	05/14/18	1,017
EUR	19,806	SEK	200,000	JPMorgan Chase Bank N.A.	05/14/18	418
EUR	20,177	SEK	200,000	JPMorgan Chase Bank N.A.	05/14/18	876
EUR	29,618	SEK	300,000	JPMorgan Chase Bank N.A.	05/14/18	515
EUR	985,000	USD	1,211,254	Barclays Bank PLC	05/14/18	4,196
GBP	860,000	EUR	968,025	Barclays Bank PLC	05/14/18	14,072
GBP	90,859	EUR	101,267	Deutsche Bank AG	05/14/18	2,727
GBP	449,141	EUR	500,511	UBS AG	05/14/18	13,576
GBP	840,000	USD	1,173,157	HSBC Bank USA N.A.	05/14/18	7,312
IDR	940,000,000	USD	67,904	BNP Paribas S.A.	05/14/18	385
JPY	43,215,000	USD	400,206	Bank of America N.A.	05/14/18	6,908
JPY	43,215,000	USD	399,950	Citibank N.A.	05/14/18	7,163
JPY	77,000,000	USD	722,754	Deutsche Bank AG	05/14/18	2,636
JPY	68,000,000	USD	628,810	Morgan Stanley & Co. International PLC	05/14/18	11,794
MYR	300,000	USD	76,992	Morgan Stanley & Co. International PLC	05/14/18	625
RUB	10,425,000	USD	180,148	Bank of America N.A.	05/14/18	869
RUB	1,000,000	USD	17,117	JPMorgan Chase Bank N.A.	05/14/18	246
RUB	7,220,000	USD	122,508	Morgan Stanley & Co. International PLC	05/14/18	2,858
TRY	110,000	USD	27,343	UBS AG	05/14/18	195
USD	48,208	JPY	5,113,096	Citibank N.A.	05/14/18	39
USD	400,818	JPY	42,138,365	Citibank N.A.	05/14/18	3,847
USD	239,350	JPY	25,386,904	Deutsche Bank AG	05/14/18	189
USD	59,271	JPY	6,288,683	Goldman Sachs International	05/14/18	28
USD	492,902	JPY	52,301,317	HSBC Bank USA N.A.	05/14/18	190
USD	394,510	JPY	41,614,906	UBS AG	05/14/18	2,471
USD	20,231	RUB	1,155,000	Morgan Stanley & Co. International PLC	05/14/18	176
USD	67,694	TRY	260,000	Bank of America N.A.	05/14/18	2,605
USD	90,289	TRY	355,000	Citibank N.A.	05/14/18	1,418
USD	413,964	ZAR	4,915,000	BNP Paribas S.A.	05/14/18	1,115
USD	214,561	ZAR	2,535,000	Barclays Bank PLC	05/14/18	1,627
CAD	440,323	USD	340,500	Bank of America N.A.	05/15/18	1,548

18

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	9,962,177	USD	531,750	Goldman Sachs International	05/15/18	$12,682
MXN	9,769,790	USD	531,750	JPMorgan Chase Bank N.A.	05/15/18	2,168
ARS	10,361,754	USD	497,000	BNP Paribas S.A.	05/16/18	6,468
USD	3,119,910	ZAR	37,119,754	Deutsche Bank AG	05/16/18	2,751
USD	142,860	CHF	135,375	UBS AG	05/18/18	746
USD	141,815	EUR	114,681	JPMorgan Chase Bank N.A.	05/18/18	263
ARS	10,277,215	USD	497,000	Citibank N.A.	05/21/18	1,072
RUB	29,195,460	USD	504,000	Deutsche Bank AG	06/06/18	1,630
ARS	6,053,400	USD	285,000	BNP Paribas S.A.	06/13/18	4,809
ARS	6,168,300	USD	290,000	Citibank N.A.	06/13/18	5,310
ARS	8,912,130	USD	419,000	Citibank N.A.	06/13/18	7,672
CAD	458,431	USD	351,000	Deutsche Bank AG	06/20/18	5,349
CAD	985,857	USD	760,000	Morgan Stanley & Co. International PLC	06/20/18	6,330
CAD	1,631,531	USD	1,250,000	Morgan Stanley & Co. International PLC	06/20/18	18,228
IDR	15,974,980,000	USD	1,152,180	JPMorgan Chase Bank N.A.	06/20/18	4,753
JPY	104,309,400	USD	984,123	JPMorgan Chase Bank N.A.	06/20/18	1,242
MXN	4,769,758	USD	250,000	Bank of America N.A.	06/20/18	9,206
RUB	18,176,395	USD	311,000	BNP Paribas S.A.	06/20/18	3,346
RUB	51,550,000	USD	882,026	BNP Paribas S.A.	06/20/18	9,491
USD	447,109	AUD	580,000	Societe Generale	06/20/18	1,557
USD	24,823	EUR	20,000	Morgan Stanley & Co. International PLC	06/20/18	74
USD	14,199	GBP	10,000	HSBC Bank USA N.A.	06/20/18	124
USD	900,000	JPY	94,712,490	Bank of America N.A.	06/20/18	5,293
USD	542,024	NZD	750,000	State Street Bank and Trust Co.	06/20/18	138
USD	414,590	TRY	1,547,000	BNP Paribas S.A.	06/25/18	32,030
USD	3,640,407	TRY	14,141,162	BNP Paribas S.A.	06/25/18	143,424
USD	868,650	TRY	3,454,838	Citibank N.A.	06/25/18	14,299
USD	246,522	TRY	946,000	JPMorgan Chase Bank N.A.	06/25/18	12,585
IDR	30,329,689,500	USD	2,189,000	Deutsche Bank AG	06/26/18	6,390
USD	1,052,738	TRY	4,276,750	BNP Paribas S.A.	08/20/18	13,005
USD	636,500	TRY	2,566,050	Citibank N.A.	08/20/18	12,660
USD	817,562	TRY	3,294,201	Citibank N.A.	08/20/18	16,699
USD	713,357	TRY	2,777,000	JPMorgan Chase Bank N.A.	08/20/18	38,233
MXN	33,821,301	USD	1,737,000	HSBC Bank USA N.A.	11/26/18	56,959
USD	1,400,017	EUR	1,075,000	Deutsche Bank AG	12/13/19	7,269
USD	1,409,390	EUR	1,075,000	Deutsche Bank AG	02/25/20	7,695
USD	1,404,847	JPY	140,000,000	Barclays Bank PLC	03/16/20	11,830

						1,035,091

BRL	1,542,869	USD	470,000	Goldman Sachs International	04/03/18	(2,669)
BRL	2,527,632	USD	778,080	UBS AG	04/03/18	(12,467)
BRL	5,211,324	USD	1,604,200	UBS AG	04/03/18	(25,705)
USD	464,188	BRL	1,542,869	Goldman Sachs International	04/03/18	(3,142)
USD	470,000	BRL	1,555,230	UBS AG	04/03/18	(1,075)
USD	760,464	BRL	2,527,632	UBS AG	04/03/18	(5,148)
USD	778,080	BRL	2,574,667	UBS AG	04/03/18	(1,779)
USD	1,567,881	BRL	5,211,324	UBS AG	04/03/18	(10,614)

19

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,604,200	BRL	5,308,298	UBS AG	04/03/18	$(3,669)
USD	359,477	ARS	7,242,340	Citibank N.A.	04/04/18	(248)
USD	451,069	ARS	9,087,650	Citibank N.A.	04/04/18	(311)
USD	452,413	ARS	9,114,710	Citibank N.A.	04/04/18	(312)
ARS	1,696,682	USD	84,834	BNP Paribas S.A.	04/05/18	(605)
ARS	2,081,337	USD	103,498	BNP Paribas S.A.	04/05/18	(173)
ARS	3,393,365	USD	169,668	JPMorgan Chase Bank N.A.	04/05/18	(1,210)
CAD	681,000	MXN	10,086,087	Morgan Stanley & Co. International PLC	04/05/18	(26,007)
CLP	256,797,800	USD	427,000	UBS AG	04/05/18	(1,764)
EUR	965,000	USD	1,190,792	Morgan Stanley & Co. International PLC	04/05/18	(3,326)
RUB	28,778,400	USD	504,000	Morgan Stanley & Co. International PLC	04/05/18	(1,785)
USD	358,000	ARS	7,228,020	Royal Bank of Scotland PLC	04/05/18	(823)
USD	1,177,452	EUR	965,000	Bank of America N.A.	04/05/18	(10,014)
USD	1,181,412	EUR	965,000	Goldman Sachs International	04/05/18	(6,054)
USD	504,000	RUB	29,000,160	Deutsche Bank AG	04/05/18	(2,085)
COP	1,191,330,000	USD	427,000	UBS AG	04/09/18	(666)
COP	1,191,330,000	USD	427,000	UBS AG	04/09/18	(666)
TRY	967,534	USD	252,424	BNP Paribas S.A.	04/09/18	(7,690)
TRY	2,736,953	USD	709,000	BNP Paribas S.A.	04/09/18	(16,698)
TRY	6,816,372	USD	1,778,350	BNP Paribas S.A.	04/09/18	(54,175)
TRY	6,816,372	USD	1,778,350	BNP Paribas S.A.	04/09/18	(54,175)
TRY	4,544,248	USD	1,185,080	JPMorgan Chase Bank N.A.	04/09/18	(35,630)
USD	544,800	CAD	707,114	UBS AG	04/09/18	(4,129)
USD	427,000	COP	1,223,675,250	Citibank N.A.	04/09/18	(10,909)
USD	160,283	COP	459,999,158	Credit Suisse International	04/09/18	(4,334)
USD	266,717	COP	761,477,263	Credit Suisse International	04/09/18	(5,788)
USD	709,000	TRY	2,816,642	Goldman Sachs International	04/09/18	(3,459)
EUR	351,000	CNY	2,745,024	Royal Bank of Scotland PLC	04/12/18	(5,646)
USD	2,180,041	RUB	125,910,427	Deutsche Bank AG	04/12/18	(15,167)
EUR	1,079,000	USD	1,333,233	Barclays Bank PLC	04/16/18	(4,455)
USD	213,000	TRY	856,368	Goldman Sachs International	04/20/18	(2,890)
AUD	788,200	USD	606,976	Goldman Sachs International	04/23/18	(1,603)
USD	1,737,000	MXN	32,669,670	HSBC Bank USA N.A.	04/23/18	(54,525)
ZAR	3,492,360	USD	296,400	Royal Bank of Scotland PLC	04/23/18	(2,209)
USD	558,000	IDR	7,721,604,000	BNP Paribas S.A.	04/26/18	(3,761)
USD	2,189,000	IDR	30,157,853,000	Deutsche Bank AG	04/26/18	(5,041)
USD	590,000	IDR	8,163,830,000	UBS AG	04/26/18	(3,934)
AUD	788,200	NZD	841,313	Bank of America N.A.	04/27/18	(2,607)
EUR	287,600	BRL	1,178,757	Barclays Bank PLC	04/27/18	(1,893)
RUB	28,382,770	USD	494,000	Deutsche Bank AG	04/27/18	(152)
USD	605,156	AUD	788,200	Nomura International PLC	04/27/18	(222)
USD	824,000	ARS	16,836,380	Deutsche Bank AG	05/02/18	(34)
CAD	681,000	MXN	9,703,526	Goldman Sachs International	05/04/18	(2,306)
USD	358,000	ARS	7,381,960	Citibank N.A.	05/04/18	(2,923)
EUR	352,800	RUB	25,316,928	BNP Paribas S.A.	05/07/18	(4,825)
JPY	75,614,890	EUR	580,000	Bank of America N.A.	05/07/18	(3,365)

20

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	30,318,116	USD	286,000	Bank of America N.A.	05/07/18	$(531)
RUB	69,536,706	USD	1,214,000	BNP Paribas S.A.	05/07/18	(5,617)
USD	286,000	JPY	30,427,191	BNP Paribas S.A.	05/07/18	(496)
USD	340,000	RUB	19,777,800	BNP Paribas S.A.	05/07/18	(3,691)
USD	388,400	RUB	22,523,316	Citibank N.A.	05/07/18	(3,002)
USD	702,000	TWD	20,505,420	Bank of America N.A.	05/07/18	(4,873)
USD	356,428	ZAR	4,331,387	BNP Paribas S.A.	05/07/18	(7,735)
USD	14,072	ZAR	170,904	JPMorgan Chase Bank N.A.	05/07/18	(297)
BRL	50,000	USD	15,133	Bank of America N.A.	05/14/18	(38)
BRL	110,000	USD	33,521	Morgan Stanley & Co. International PLC	05/14/18	(313)
CHF	580,000	EUR	505,293	Bank of America N.A.	05/14/18	(14,835)
CHF	519,196	EUR	442,590	Credit Suisse International	05/14/18	(1,273)
CHF	5,804	EUR	4,947	Deutsche Bank AG	05/14/18	(13)
CHF	10,201	EUR	8,697	Deutsche Bank AG	05/14/18	(26)
CHF	514,799	EUR	438,968	UBS AG	05/14/18	(1,417)
EUR	196,566	GBP	175,000	Barclays Bank PLC	05/14/18	(3,376)
EUR	584,654	GBP	520,000	Citibank N.A.	05/14/18	(9,327)
EUR	279,111	GBP	250,000	Deutsche Bank AG	05/14/18	(6,918)
EUR	2,420,000	USD	3,007,697	Credit Suisse International	05/14/18	(21,516)
GBP	160,000	USD	225,296	HSBC Bank USA N.A.	05/14/18	(444)
GBP	410,000	USD	576,573	HSBC Bank USA N.A.	05/14/18	(392)
GBP	450,251	USD	633,895	HSBC Bank USA N.A.	05/14/18	(1,148)
IDR	830,000,000	USD	60,868	Morgan Stanley & Co. International PLC	05/14/18	(571)
MYR	250,000	USD	64,708	Morgan Stanley & Co. International PLC	05/14/18	(28)
PLN	2,000,000	EUR	474,911	Bank of America N.A.	05/14/18	(1,399)
RUB	2,620,000	USD	45,585	Morgan Stanley & Co. International PLC	05/14/18	(92)
RUB	2,620,000	USD	45,780	Morgan Stanley & Co. International PLC	05/14/18	(287)
RUB	1,800,000	USD	31,377	UBS AG	05/14/18	(122)
SEK	4,679,829	EUR	469,923	Bank of America N.A.	05/14/18	(17,781)
TRY	625,000	USD	158,960	Citibank N.A.	05/14/18	(2,496)
USD	121,875	CNY	780,000	BNP Paribas S.A.	05/14/18	(2,145)
USD	1,168,214	EUR	950,000	Barclays Bank PLC	05/14/18	(4,047)
USD	1,910,141	GBP	1,380,000	Barclays Bank PLC	05/14/18	(29,200)
USD	543,875	GBP	390,000	Deutsche Bank AG	05/14/18	(4,200)
USD	15,453	RUB	890,000	Bank of America N.A.	05/14/18	(1)
USD	16,446	RUB	960,000	Bank of America N.A.	05/14/18	(223)
USD	24,669	RUB	1,440,000	Bank of America N.A.	05/14/18	(335)
USD	417,581	RUB	24,165,000	Bank of America N.A.	05/14/18	(2,014)
USD	15,614	RUB	900,000	Deutsche Bank AG	05/14/18	(13)
USD	1,063,500	MXN	20,148,061	Barclays Bank PLC	05/15/18	(37,590)
USD	285,538	EUR	231,535	Nomura International PLC	05/21/18	(310)
AUD	514,000	USD	395,240	Bank of America N.A.	06/20/18	(390)
AUD	1,000,000	USD	768,230	Deutsche Bank AG	06/20/18	(38)
AUD	972,000	USD	747,802	Morgan Stanley & Co. International PLC	06/20/18	(1,119)

21

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,130,000	USD	870,509	State Street Bank and Trust Co.	06/20/18	$(2,452)
CAD	3,125,000	USD	2,435,498	JPMorgan Chase Bank N.A.	06/20/18	(6,361)
CHF	755,346	USD	800,000	Citibank N.A.	06/20/18	(4,748)
EUR	19,090,048	USD	23,667,918	Australia and New Zealand Bank Group	06/20/18	(45,056)
EUR	250,000	USD	310,278	Bank of America N.A.	06/20/18	(917)
EUR	790,000	USD	980,479	Bank of America N.A.	06/20/18	(2,899)
EUR	2,000,000	USD	2,498,096	Royal Bank of Scotland PLC	06/20/18	(23,208)
GBP	4,751,000	USD	6,706,839	Australia and New Zealand Bank Group	06/20/18	(19,839)
GBP	80,000	USD	112,828	BNP Paribas S.A.	06/20/18	(228)
GBP	800,000	USD	1,141,682	State Street Bank and Trust Co.	06/20/18	(15,687)
JPY	502,393,034	EUR	3,846,501	Australia and New Zealand Bank Group	06/20/18	(13,942)
JPY	75,046,400	USD	715,000	Deutsche Bank AG	06/20/18	(6,070)
JPY	274,167,817	USD	2,590,000	Morgan Stanley & Co. International PLC	06/20/18	(57)
JPY	355,450,484	USD	3,400,000	Morgan Stanley & Co. International PLC	06/20/18	(42,215)
PLN	5,292,553	USD	1,550,000	BNP Paribas S.A.	06/20/18	(1,681)
SEK	2,111,512	USD	260,000	BNP Paribas S.A.	06/20/18	(5,670)
USD	288,000	CAD	376,452	Australia and New Zealand Bank Group	06/20/18	(4,625)
USD	251,556	EUR	205,000	JPMorgan Chase Bank N.A.	06/20/18	(2,120)
USD	321,224	EUR	260,000	State Street Bank and Trust Co.	06/20/18	(511)
USD	5,849,619	GBP	4,235,000	JPMorgan Chase Bank N.A.	06/20/18	(111,115)
USD	5,450,000	TRY	22,058,875	BNP Paribas S.A.	06/20/18	(13,303)
USD	3,200,000	ZAR	39,012,480	BNP Paribas S.A.	06/20/18	(61,293)
TRY	5,947,838	USD	1,543,009	BNP Paribas S.A.	06/25/18	(72,162)
TRY	14,141,162	USD	3,653,339	BNP Paribas S.A.	06/25/18	(156,356)
USD	460,000	ARS	9,882,180	BNP Paribas S.A.	07/02/18	(8,169)
TRY	31,000	USD	8,194	BNP Paribas S.A.	08/20/18	(658)
TRY	12,883,000	USD	3,313,827	BNP Paribas S.A.	08/20/18	(181,804)
USD	779,000	ARS	17,451,314	BNP Paribas S.A.	09/14/18	(17,020)

						(1,448,707)

						$(413,616)

22

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
2Y — 10Y CMS Index Cap(a)	0.49%	Citibank N.A.	04/23/18	USD	48,945	$481	$13,705	$(13,224)
2Y — 10Y CMS Index Cap(a)	0.40	Citibank N.A.	06/07/18	USD	29,685	1,960	11,577	(9,617)
2Y — 10Y CMS Index Cap(a)	0.44	Citibank N.A.	07/23/18	USD	25,260	1,932	12,630	(10,698)

						$4,373	$37,912	$(33,539)

(a)	The Fund pays the upfront premium and receives the greater of the exercise rate minus the difference of the 10-year CMS Index and 2-year CMS Index or $0.

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	117	04/06/18	USD	282.00	USD	3,079	$234
Topix Index	23,730	04/13/18	JPY	1,800.00	JPY	40,728	292
Topix Index	57,960	04/13/18	JPY	1,850.00	JPY	99,477	120
Topix Index	63,338	04/13/18	JPY	1,850.00	JPY	108,707	131
Topix Index	50,000	04/13/18	JPY	1,850.00	JPY	85,815	104
10-Year U.S. Treasury Note	83	04/20/18	USD	121.50	USD	10,055	25,938
SPDR S&P 500 ETF Trust	249	04/20/18	USD	278.00	USD	6,552	8,964
SPDR S&P 500 ETF Trust	99	04/20/18	USD	275.00	USD	2,605	6,534
SPDR S&P 500 ETF Trust	38	05/18/18	USD	280.00	USD	1,000	3,287
Dow Jones EURO STOXX 50 Price	40	06/15/18	EUR	3,625.00	EUR	134,460	1,870
Dow Jones EURO STOXX 50 Price	40	06/15/18	EUR	3,725.00	EUR	134,460	640
SPDR S&P 500 ETF Trust	17	06/15/18	USD	267.00	USD	447	11,016
SPDR S&P 500 ETF Trust	72	07/20/18	USD	280.00	USD	1,895	18,216
SPDR S&P 500 ETF Trust	70	12/20/19	USD	300.00	USD	1,842	63,980

							$141,326

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call	One-Touch	Goldman Sachs International	—	04/09/18	JPY	140.00	JPY	140.00	USD	70	$—
	Down and Out	Morgan Stanley & Co. International PLC	—	04/27/18	TRY	3.65	TRY	3.50	USD	7,784	62

											62

Put
	One-Touch	Morgan Stanley & Co. International PLC	—	04/07/18		—	TRY	4.35	EUR	50	92

											$154

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 04/12/28	2.87%	Quarterly	3-Month LIBOR, 2.32%	Semi-annual	JPMorgan Chase Bank N.A.	04/12/18	2.87%	USD	5,075	$45,820
10-Year Interest Rate Swap, 04/30/28	2.73	Quarterly	3-Month LIBOR, 2.32%	Semi-annual	Citibank N.A.	04/30/18	2.73	USD	9,035	36,654

23

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 05/29/28	2.73%	Quarterly	3-Month LIBOR, 2.32%	Semi-annual	Goldman Sachs International	05/29/18	2.73%	USD	4,665	$30,054

										112,528

Put
5-Year Interest Rate Swap, 04/25/23	2.70	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	JPMorgan Chase Bank N.A.	04/23/18	2.70	USD	8,860	27,137
30-Year Interest Rate Swap, 04/27/48	2.96	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	Citibank N.A.	04/25/18	2.96	USD	3,710	14,025
30-Year Interest Rate Swap, 05/18/48	3.17	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	JPMorgan Chase Bank N.A.	05/16/18	3.17	USD	3,080	4,800
10-Year Interest Rate Swap, 07/18/28	2.93	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	Goldman Sachs International	07/16/18	2.93	USD	4,463	33,376
10-Year Interest Rate Swap, 07/18/28	3.08	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	Goldman Sachs International	07/16/18	3.08	USD	4,463	18,258
5-Year Interest Rate Swap, 10/19/23	2.48	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	JPMorgan Chase Bank N.A.	10/17/18	2.48	USD	4,720	79,118
5-Year Interest Rate Swap,	3.20	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	JPMorgan Chase Bank N.A.	03/14/19	3.20	USD	8,353	43,285

										219,999

										$332,527

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	—	04/04/18	CAD	1.31	USD	681	$73
USD Currency	Bank of America N.A.	—	04/06/18	CAD	1.25	USD	681	19,936
USD Currency	Deutsche Bank AG	—	04/12/18	BRL	3.47	USD	713	98
USD Currency	Goldman Sachs International	—	04/12/18	BRL	3.47	USD	713	96
USD Currency	JPMorgan Chase Bank N.A.	—	04/17/18	TWD	29.30	USD	712	1,279
USD Currency	Deutsche Bank AG	—	04/18/18	CAD	1.32	USD	3,117	2,967

24

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Goldman Sachs International	—	04/19/18	BRL	3.35	USD	389	$1,728
USD Currency	BNP Paribas S.A.	—	04/27/18	CAD	1.26	USD	12,000	262,212
USD Currency	BNP Paribas S.A.	—	04/27/18	CAD	1.26	USD	6,000	130,722
USD Currency	Deutsche Bank AG	—	04/27/18	CAD	1.29	USD	12,000	89,616
USD Currency	HSBC Bank USA	—	04/27/18	KRW	1,140.00	USD	12,000	2,088
USD Currency	JPMorgan Chase Bank N.A.	—	04/27/18	KRW	1,100.00	USD	12,000	19,008
USD Currency	Deutsche Bank AG	—	05/16/18	MXN	20.00	USD	570	549
USD Currency	BNP Paribas S.A.	—	05/17/18	BRL	3.35	USD	1,120	11,800
USD Currency	Citibank N.A.	—	05/28/18	CAD	1.28	USD	3,747	59,449
USD Currency	Credit Suisse International	—	05/28/18	CAD	1.28	USD	3,747	59,790
USD Currency	Deutsche Bank AG	—	05/28/18	CAD	1.30	USD	7,500	60,255
USD Currency	Deutsche Bank AG	—	05/31/18	CAD	1.30	USD	15,000	145,890
USD Currency	JPMorgan Chase Bank N.A.	—	06/08/18	CNH	6.50	USD	712	1,094
USD Currency	BNP Paribas S.A.	—	06/13/18	CAD	1.29	USD	565	6,268
USD Currency	Bank of America N.A.	—	06/13/18	CHF	1.00	USD	314	359
USD Currency	Deutsche Bank AG	—	06/13/18	JPY	113.65	USD	863	362
USD Currency	HSBC Bank PLC	—	06/13/18	SEK	8.50	USD	277	1,917
U.S. Dollar Index	Deutsche Bank AG	—	06/15/18	USD	95.27	USD	3,127	716
EUR Currency	Deutsche Bank AG	—	06/25/18	CHF	1.20	EUR	1,536	5,029
EUR Currency	Deutsche Bank AG	—	06/25/18	CHF	1.20	EUR	1,000	3,258
EUR Currency	Morgan Stanley & Co. International PLC	—	06/25/18	CHF	1.20	EUR	4,514	14,741
EUR Currency	Morgan Stanley & Co. International PLC	—	06/25/18	CHF	1.20	EUR	2,000	6,536
EUR Currency	Citibank N.A.	—	07/16/18	USD	1.30	EUR	6,040	21,233
EUR Currency	Citibank N.A.	—	07/16/18	USD	1.30	EUR	2,600	9,233
EUR Currency	Citibank N.A.	—	07/16/18	USD	1.30	EUR	1,000	3,517
GBP Currency	Bank of America N.A.	—	07/17/18	USD	1.50	GBP	4,690	16,154
GBP Currency	Deutsche Bank AG	—	07/17/18	USD	1.50	GBP	2,670	9,196
GBP Currency	Deutsche Bank AG	—	07/17/18	USD	1.50	GBP	1,200	4,126
GBP Currency	UBS AG	—	07/17/18	USD	1.50	GBP	1,330	4,581
USD Currency	JPMorgan Chase Bank N.A.	—	07/19/18	MXN	20.00	USD	570	4,521
EUR Currency	Bank of America N.A.	—	07/27/18	USD	1.25	EUR	2,940	47,357
EUR Currency	Bank of America N.A.	—	07/27/18	USD	1.25	EUR	460	7,429

								1,035,183

Put
USD Currency	Deutsche Bank AG	—	04/04/18	TRY	3.90	USD	860	549
EUR Currency	BNP Paribas S.A.	—	04/05/18	JPY	133.00	EUR	3,750	73,878
EUR Currency	BNP Paribas S.A.	—	04/05/18	JPY	133.00	EUR	3,750	74,215
EUR Currency	BNP Paribas S.A.	—	04/05/18	JPY	133.00	EUR	5,000	98,953
EUR Currency	Deutsche Bank AG	—	04/11/18	SEK	10.10	EUR	430	181
USD Currency	Deutsche Bank AG	—	04/11/18	SEK	8.16	USD	430	205
USD Currency	Royal Bank of Scotland PLC	—	04/11/18	CAD	1.27	USD	681	385
USD Currency	Deutsche Bank AG	—	04/12/18	BRL	3.28	USD	713	3,028
USD Currency	JPMorgan Chase Bank N.A.	—	04/12/18	IDR	13,400.00	USD	715	21
USD Currency	Deutsche Bank AG	—	04/13/18	MXN	18.50	USD	782	14,320
EUR Currency	Citibank N.A.	—	04/18/18	USD	1.23	EUR	739	4,815
USD Currency	BNP Paribas S.A.	—	04/19/18	ZAR	11.80	USD	741	6,766
USD Currency	Deutsche Bank AG	—	04/20/18	CAD	1.29	USD	681	5,767
USD Currency	Deutsche Bank AG	—	04/27/18	TRY	3.98	USD	860	5,687
AUD Currency	BNP Paribas S.A.	—	04/30/18	USD	0.78	AUD	6,400	70,366
AUD Currency	Barclays Bank PLC	—	04/30/18	USD	0.77	AUD	15,250	119,388

25

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
AUD Currency	JPMorgan Chase Bank N.A.	—	04/30/18	USD	0.78	AUD	15,250	$220,797
USD Currency	Citibank N.A.	—	04/30/18	TRY	3.65	USD	860	3
EUR Currency	Bank of America N.A.	—	05/01/18	JPY	130.00	EUR	20,161	167,477
USD Currency	Goldman Sachs International	—	05/18/18	TRY	3.91	USD	568	3,277
USD Currency	Barclays Bank PLC	—	05/21/18	MXN	18.55	USD	875	21,526
AUD Currency	UBS AG	—	05/25/18	USD	0.77	AUD	2,035	26,195
AUD Currency	UBS AG	—	05/25/18	USD	0.77	AUD	4,035	51,940
EUR Currency	Deutsche Bank AG	—	06/12/18	TRY	4.00	EUR	1,130	—
EUR Currency	Morgan Stanley & Co. International PLC	—	06/12/18	TRY	4.00	EUR	1,600	—
AUD Currency	HSBC Bank PLC	—	06/13/18	USD	0.76	AUD	827	5,617
EUR Currency	HSBC Bank PLC	—	06/13/18	USD	1.17	EUR	3,709	3,259
EUR Currency	Morgan Stanley & Co. International PLC	—	06/13/18	USD	1.17	EUR	3,709	3,259
AUD Currency	Barclays Bank PLC	—	06/22/18	USD	0.76	AUD	5,050	43,453
USD Currency	Deutsche Bank AG	—	06/27/18	TRY	3.99	USD	568	8,600
USD Currency	Morgan Stanley & Co. International PLC	—	07/20/18	JPY	107.00	USD	4,430	110,130
USD Currency	Deutsche Bank AG	—	08/10/18	JPY	102.50	USD	2,450	24,549
USD Currency	Deutsche Bank AG	—	08/13/18	MXN	18.50	USD	1,750	53,091
USD Currency	Deutsche Bank AG	—	08/16/18	MXN	18.50	USD	1,750	53,368
GBP Currency	Citibank N.A.	—	08/31/18	USD	1.30	GBP	3,630	15,060

								$1,290,125

								$2,325,308

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
SPDR S&P 500 ETF Trust	75	04/20/18	USD	244.00	USD	1,974	$(5,512)
SPDR S&P 500 ETF Trust	38	05/18/18	USD	250.00	USD	1,000	(11,039)
10-Year U.S. Treasury Note	276	05/25/18	USD	118.00	USD	33,435	(12,938)

							$(29,489)

26

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap, 04/16/28	2.85%	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	Goldman Sachs International	04/16/18	2.85%	USD	4,463	$(9,881)
10-Year Interest Rate Swap, 04/25/28	3.00	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	Citibank N.A.	04/25/18	3.00	USD	10,410	(7,515)
10-Year Interest Rate Swap, 06/22/28	3.08	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	JPMorgan Chase Bank N.A.	06/22/18	3.08	USD	3,885	(11,538)
10-Year Interest Rate Swap, 08/17/28	3.50	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	Citibank N.A.	08/17/18	3.50	USD	11,117	(14,295)
10-Year Interest Rate Swap, 08/17/28	3.50	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	Citibank N.A.	08/17/18	3.50	USD	11,117	(14,295)

										$(57,524)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Morgan Stanley & Co. International PLC	—	04/12/18	BRL	4.13	EUR	713	$(1,960)
USD Currency	JPMorgan Chase Bank N.A.	—	04/12/18	IDR	13,550.00	USD	715	(10,025)
EUR Currency	Citibank N.A.	—	04/18/18	USD	1.30	EUR	739	(5)
AUD Currency	Morgan Stanley & Co. International PLC	—	04/23/18	USD	0.79	AUD	788	(548)
USD Currency	BNP Paribas S.A.	—	04/27/18	CAD	1.29	USD	12,000	(91,716)
USD Currency	Deutsche Bank AG	—	04/27/18	CAD	1.26	USD	18,000	(385,326)
USD Currency	JPMorgan Chase Bank N.A.	—	04/27/18	KRW	1,140.00	USD	12,000	(2,208)
CAD Currency	Deutsche Bank AG	—	05/03/18	MXN	14.80	CAD	681	(1,050)
EUR Currency	Deutsche Bank AG	—	05/03/18	RUB	70.00	EUR	504	(12,371)
USD Currency	BNP Paribas S.A.	—	05/03/18	ZAR	12.05	USD	741	(7,106)
EUR Currency	BNP Paribas S.A.	—	05/25/18	BRL	4.17	EUR	360	(4,121)
USD Currency	Deutsche Bank AG	—	05/28/18	CAD	1.28	USD	7,493	(118,621)
USD Currency	Deutsche Bank AG	—	05/28/18	CAD	1.33	USD	7,500	(21,113)
USD Currency	Deutsche Bank AG	—	05/31/18	CAD	1.32	USD	3,000	(12,813)
USD Currency	Morgan Stanley & Co. International PLC	—	05/31/18	CAD	1.32	USD	3,000	(12,906)
USD Currency	Bank of America N.A.	—	06/13/18	CHF	1.04	USD	314	(11)
USD Currency	HSBC Bank PLC	—	06/13/18	SEK	8.92	USD	277	(272)
USD Currency	JPMorgan Chase Bank N.A.	—	07/19/18	MXN	22.50	USD	570	(484)
EUR Currency	Bank of America N.A.	—	07/27/18	USD	1.35	EUR	2,940	(2,887)
EUR Currency	Bank of America N.A.	—	07/27/18	USD	1.35	EUR	460	(454)
USD Currency	Deutsche Bank AG	—	08/13/18	MXN	21.00	USD	1,750	(10,741)
USD Currency	Deutsche Bank AG	—	08/16/18	MXN	21.00	USD	1,750	(11,377)

								(708,115)

Put
EUR Currency	Bank of America N.A.	—	04/05/18	JPY	133.00	EUR	12,500	(238,461)
USD Currency	Deutsche Bank AG	—	04/11/18	RUB	57.00	USD	494	(1,654)
USD Currency	Deutsche Bank AG	—	04/13/18	CAD	1.21	USD	782	—

27

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
AUD Currency	Morgan Stanley & Co. International PLC	—	04/23/18	USD	0.78	AUD	788	$(8,044)
AUD Currency	Barclays Bank PLC	—	04/30/18	USD	0.78	AUD	15,250	(215,152)
AUD Currency	Barclays Bank PLC	—	04/30/18	USD	0.78	AUD	3,200	(34,183)
AUD Currency	JPMorgan Chase Bank N.A.	—	04/30/18	USD	0.76	AUD	15,250	(42,154)
EUR Currency	Bank of America N.A.	—	05/01/18	JPY	127.00	EUR	20,161	(48,053)
AUD Currency	Barclays Bank PLC	—	06/22/18	USD	0.74	AUD	5,050	(18,350)
USD Currency	Morgan Stanley & Co. International PLC	—	07/20/18	JPY	104.00	USD	5,525	(66,427)

								(672,478)

								$(1,380,593)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones Markit CDX North America High Yield Index, Series 29, Version 1	5.00%	Quarterly	12/20/22	USD	4,090	$(272,864)	$(316,897)	$44,033
Markit CDX North America High Yield Index, Series 29, Version 1	1.00	Quarterly	12/20/22	USD	9,500	(179,741)	(193,995)	14,254
Markit iTraxx Europe, Series 28, Version 1	1.00	Quarterly	12/20/22	EUR	288	(8,281)	(8,015)	(266)
Markit iTraxx XO, Series 28, Version 1	5.00	Quarterly	12/20/22	EUR	520	(70,954)	(68,328)	(2,626)
Markit CDX North America High Yield Index, Series 30, Version 1	1.00	Quarterly	06/20/23	USD	12,902	(217,607)	(227,193)	9,586

						$(749,447)	$(814,428)	$64,981

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Finsr, Series 29, Version 1	1.00%	Quarterly	06/20/23	BBB	EUR	1,020	$22,579	$21,939	$640

(a)	Using Standard & Poor’s (“S&P’s”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

28

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK Retail Price Index All Items Monthly	At Termination	3.53%	Semi-Annual	11/15/21	GBP	393	$(5,642)	$—	$(5,642)
3.37%	Semi-Annual	UK Retail Price Index All Items Monthly	At Termination	01/15/23	GBP	90	752	4	748
3.21	Semi-Annual	UK Retail Price Index All Items Monthly	At Termination	02/15/23	GBP	100	356	5	351

							$(4,534)	$9	$(4,543)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Month MXIBOR,7.85%	Monthly	7.81%	Monthly	N/A		06/07/18	MXN	85,500	$(708)	$25	$(733)
1-Month MXIBOR,7.85%	Monthly	7.85	Monthly	N/A		06/12/18	MXN	85,500	(327)	26	(353)
1-Month MXIBOR,7.85%	Monthly	7.31	Monthly	N/A		10/04/18	MXN	31,000	(5,609)	14	(5,623)
3-Month LIBOR, 2.32%	Quarterly	1.19	Semi-annual	N/A		11/14/18	USD	8,063	(36,726)	—	(36,726)
1.42	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		12/31/18	USD	18,500	68,408	130	68,278
1.59	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		12/31/18	USD	15,000	30,909	106	30,803
7.36	Monthly	1-Month MXIBOR,7.85%	Monthly	N/A		01/28/19	MXN	94,316	22,764	25	22,739
3-Month LIBOR, 2.32%	Quarterly	1.75	Semi-annual	N/A		03/31/19	USD	9,000	(60,091)	83	(60,174)
3-Month LIBOR, 2.32%	Quarterly	1.74	Semi-annual	N/A		03/31/19	USD	13,000	(87,188)	120	(87,308)
3-Month LIBOR, 2.32%	Quarterly	1.65	Semi-annual	N/A		03/31/19	USD	18,000	(137,903)	—	(137,903)
1.63	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		07/14/19	USD	4,040	42,400	—	42,400
6-Month EURIBOR, (0.27)%	Semi-annual	(0.18)	Annual	N/A		08/24/19	EUR	4,640	(484)	65	(549)
1.86	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		09/30/19	USD	5,400	52,320	78	52,242
1-Month MXIBOR,7.85%	Monthly	7.06	Monthly	N/A		10/03/19	MXN	6,000	(3,114)	4	(3,118)
6-Month GBP LIBOR, 0.83%	Semi-annual	0.79	Semi-annual	N/A		10/06/19	GBP	880	(2,915)	8	(2,923)
1-Month MXIBOR,7.85%	Monthly	7.13	Monthly	N/A		10/10/19	MXN	105,000	(50,952)	72	(51,024)
1.39	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	11/14/18	(a)	11/14/19	USD	8,063	96,560	—	96,560
3-Month LIBOR, 2.32%	Quarterly	2.20	Semi-annual	04/04/18	(a)	12/31/19	USD	32,000	(184,770)	537	(185,307)
3-Month LIBOR, 2.32%	Quarterly	2.21	Semi-annual	04/04/18	(a)	12/31/19	USD	17,000	(94,831)	285	(95,116)
3-Month LIBOR, 2.32%	Quarterly	2.49	Semi-annual	04/04/18	(a)	12/31/19	USD	46,000	(40,041)	772	(40,813)
1-Month MXIBOR,7.85%	Monthly	7.32	Monthly	N/A		02/20/20	MXN	86,539	(24,641)	43	(24,684)
3-Month LIBOR, 2.32%	Quarterly	2.58	Semi-annual	07/05/18	(a)	03/31/20	USD	27,000	(12,340)	453	(12,793)
1-Month MXIBOR,7.85%	Monthly	7.16	Monthly	N/A		04/29/20	MXN	83,160	(37,741)	—	(37,741)
1-Month MXIBOR,7.85%	Monthly	6.93	Monthly	N/A		10/01/20	MXN	37,000	(26,434)	28	(26,462)
3-Month LIBOR, 2.32%	Quarterly	2.78	Semi-annual	02/16/19	(a)	02/16/21	USD	6,480	2,623	109	2,514
1-Month MXIBOR,7.85%	Monthly	7.66	Monthly	N/A		02/22/21	MXN	103,658	33,776	90	33,686
3-Month LIBOR, 2.32%	Quarterly	2.71	Semi-annual	N/A		03/15/21	USD	1,716	3,960	28	3,932
6-Month EURIBOR, (0.27)%	Semi-annual	0.20	Annual	03/19/19	(a)	03/19/21	EUR	1,310	1,902	28	1,874
2.83	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	03/19/19	(a)	03/19/21	USD	1,720	(2,179)	30	(2,209)
2.89	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	03/26/19	(a)	03/26/21	USD	1,750	(3,849)	30	(3,879)

29

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-Month EURIBOR, (0.27)%	Semi-annual	0.20	Annual	03/26/19	(a)	03/26/21	EUR	1,360	$1,812	$29	$1,783
2.82	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	03/26/19	(a)	03/26/21	USD	980	(841)	17	(858)
6-Month EURIBOR, (0.27)%	Semi-annual	0.17	Annual	03/26/19	(a)	03/26/21	EUR	760	524	16	508
2.84	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	03/26/19	(a)	03/26/21	USD	1,040	(1,387)	18	(1,405)
6-Month EURIBOR, (0.27)%	Semi-annual	0.18	Annual	N/A		03/26/21	EUR	800	680	17	663
1.95	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		05/31/21	USD	7,250	117,068	95	116,973
0.97	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		06/30/21	USD	6,630	333,618	76	333,542
3-Month LIBOR, 2.32%	Quarterly	1.26	Semi-annual	N/A		07/07/21	USD	5,955	(266,765)	28,471	(295,236)
1.17	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		07/22/21	USD	3,250	156,576	38	156,538
2.11	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		08/31/21	USD	16,500	289,769	233	289,536
2.15	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		08/31/21	USD	1,650	26,417	23	26,394
3-Month LIBOR, 2.32%	Quarterly	2.14	Semi-annual	N/A		08/31/21	USD	20,500	(339,277)	289	(339,566)
3-Month LIBOR, 2.32%	Quarterly	1.96	Semi-annual	N/A		08/31/21	USD	5,300	(119,708)	—	(119,708)
3-Month LIBOR, 2.32%	Quarterly	1.20	Semi-annual	N/A		09/12/21	USD	1,635	(79,386)	—	(79,386)
1.24	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		09/23/21	USD	8,049	385,743	99	385,644
6-Month JPY LIBOR, 0.02%	Semi-annual	(0.09)	Semi-annual	N/A		10/03/21	JPY	700,000	(41,474)	90	(41,564)
1.16	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		10/03/21	USD	500	24,444	6	24,438
3-Month LIBOR, 2.32%	Quarterly	2.24	Semi-annual	11/01/19	(a)	11/01/21	USD	6,080	(63,817)	102	(63,919)
3-Month LIBOR, 2.32%	Quarterly	1.81	Semi-annual	N/A		11/30/21	USD	15,000	(380,012)	—	(380,012)
3-Month LIBOR, 2.32%	Quarterly	1.82	Semi-annual	N/A		11/30/21	USD	5,000	(124,941)	81	(125,022)
1.98	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		02/28/22	USD	13,950	358,843	240	358,603
3-Month LIBOR, 2.32%	Quarterly	2.07	Semi-annual	N/A		02/28/22	USD	11,100	(247,494)	190	(247,684)
1-Month MXIBOR,7.85%	Monthly	7.47	Monthly	N/A		03/07/22	MXN	14,760	1,994	9	1,985
1-Month MXIBOR,7.85%	Monthly	7.48	Monthly	N/A		03/07/22	MXN	14,760	2,278	9	2,269
3-Month LIBOR, 2.32%	Quarterly	2.02	Semi-annual	N/A		05/11/22	USD	9,283	(186,575)	—	(186,575)
2.48	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	04/04/18	(a)	05/31/22	USD	18,700	153,384	340	153,044
1.91	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		09/22/22	USD	19,792	657,174	324	656,850
3-Month LIBOR, 2.32%	Quarterly	2.16	Semi-annual	N/A		09/29/22	USD	1,860	(42,299)	—	(42,299)
1-Month MXIBOR,7.85%	Monthly	6.89	Monthly	N/A		09/29/22	MXN	20,000	(21,797)	18	(21,815)
6-Month JPY LIBOR, 0.02%	Semi-annual	0.11	Semi-annual	N/A		10/06/22	JPY	100,000	701	15	686
7.13	Monthly	1-Month MXIBOR,7.85%	Monthly	N/A		10/07/22	MXN	14,763	8,684	12	8,672
7.14	Monthly	1-Month MXIBOR,7.85%	Monthly	N/A		10/10/22	MXN	5,969	3,370	6	3,364
7.11	Monthly	1-Month MXIBOR,7.85%	Monthly	N/A		10/14/22	MXN	14,909	9,354	13	9,341
7.11	Monthly	1-Month MXIBOR,7.85%	Monthly	N/A		10/14/22	MXN	19,651	12,542	17	12,525
0.41	Annual	3-Month STIBOR, (0.36)%	Quarterly	N/A		10/20/22	SEK	4,500	(1,549)	11	(1,560)
6-Month EURIBOR, (0.27)%	Semi-annual	0.21	Annual	N/A		10/20/22	EUR	230	(424)	5	(429)
6-Month EURIBOR, (0.27)%	Semi-annual	0.21	Annual	N/A		10/20/22	EUR	230	(410)	5	(415)
6-Month JPY LIBOR, 0.02%	Semi-annual	0.11	Semi-annual	N/A		10/27/22	JPY	425,000	2,296	65	2,231
3-Month LIBOR, 2.32%	Quarterly	2.12	Semi-annual	N/A		10/30/22	USD	3,500	(64,875)	(4,434)	(60,441)
2.02	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		10/30/22	USD	2,000	46,585	6,593	39,992
0.11	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A		12/07/22	JPY	1,142,000	(2,056)	181	(2,237)
1.14	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A		12/08/22	GBP	110	1,076	—	1,076
3-Month LIBOR, 2.32%	Quarterly	2.26	Semi-annual	N/A		12/14/22	USD	1,735	(23,552)	30	(23,582)
1.07	Semi-annual	6-Month GBP LIBOR, 0.83	Semi-annual	N/A		12/20/22	GBP	180	2,628	8	2,620
6-Month JPY LIBOR, 0.02%	Semi-annual	0.14	Semi-annual	N/A		01/22/23	JPY	64,000	826	11	815
2.22	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		01/22/23	USD	1,830	37,615	32	37,583

30

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 2.32%	Quarterly	2.50	Semi-annual	N/A		01/25/23	USD	2,790	$(20,555)	$49	$(20,604)
3-Month LIBOR, 2.32%	Quarterly	2.51	Semi-annual	N/A		01/26/23	USD	2,706	(18,763)	48	(18,811)
2.66	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		02/15/23	USD	5,255	1,716	93	1,623
2.65	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		03/05/23	USD	4,634	6,934	83	6,851
6-Month JPY LIBOR, 0.02%	Semi-annual	0.13	Semi-annual	N/A		03/05/23	JPY	5,000,000	45,625	884	44,741
6-Month WIBOR, 1.68%	Semi-annual	2.52	Annual	06/20/18	(a)	06/20/23	PLN	370	443	2	441
6-Month WIBOR, 1.68%	Semi-annual	2.45	Annual	06/20/18	(a)	06/20/23	PLN	590	104	3	101
6-Month JPY LIBOR, 0.02%	Semi-annual	0.14	Semi-annual	09/19/18	(a)	09/19/23	JPY	126,000	230	24	206
1.28	Annual	6-Month BUBOR, 0.05%	Semi-annual	09/19/18	(a)	09/19/23	HUF	578,620	(8,206)	42	(8,248)
6-Month JPY LIBOR, 0.02%	Semi-annual	0.14	Semi-annual	09/19/18	(a)	09/19/23	JPY	126,000	271	24	247
1.28	Annual	6-Month BUBOR, 0.05%	Semi-annual	09/19/18	(a)	09/19/23	HUF	293,330	(4,301)	21	(4,322)
1.71	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		05/05/26	USD	92	6,597	1	6,596
1.70	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		05/05/26	USD	6,150	443,419	40	443,379
1.73	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		05/25/26	USD	290	20,545	—	20,545
1.74	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		05/25/26	USD	210	14,692	—	14,692
1.72	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		05/25/26	USD	220	15,709	4	15,705
1.73	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		05/26/26	USD	740	52,043	12	52,031
3-Month LIBOR, 2.32%	Quarterly	1.40	Semi-annual	N/A		07/05/26	USD	3,199	(324,667)	62	(324,729)
6-Month JPY LIBOR, 0.02%	Semi-annual	(0.03)	Semi-annual	N/A		07/21/26	JPY	305,000	(60,029)	—	(60,029)
(0.04)	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A		09/20/26	JPY	60,000	12,979	6,667	6,312
6-Month JPY LIBOR, 0.02%	Semi-annual	0.04	Semi-annual	N/A		09/29/26	JPY	475,000	(71,542)	80	(71,622)
3-Month LIBOR, 2.32%	Quarterly	1.45	Semi-annual	N/A		10/03/26	USD	5,890	(571,074)	—	(571,074)
6-Month JPY LIBOR, 0.02%	Semi-annual	0.09	Semi-annual	N/A		11/02/26	JPY	23,700	(2,660)	4	(2,664)
1.76	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		11/10/26	USD	1,363	98,377	23	98,354
1.74	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		11/16/26	USD	6,380	472,571	20,891	451,680
2.37	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		12/15/26	USD	920	22,070	—	22,070
0.25	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A		01/04/27	JPY	500,000	(2,484)	73	(2,557)
3-Month LIBOR, 2.32%	Quarterly	2.36	Semi-annual	01/10/22	(a)	01/10/27	USD	8,604	(171,457)	(15,340)	(156,117)
1.80	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		01/30/27	USD	2,520	190,551	26,921	163,630
1.80	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		01/31/27	USD	2,600	196,576	24,986	171,590
3-Month LIBOR, 2.32%	Quarterly	2.53	Semi-annual	N/A		04/17/27	USD	1,880	(19,573)	—	(19,573)
3-Month LIBOR, 2.32%	Quarterly	2.40	Semi-annual	N/A		05/04/27	USD	965	(21,203)	—	(21,203)
3-Month LIBOR, 2.32%	Quarterly	2.55	Semi-annual	N/A		06/20/27	USD	730	(8,050)	13	(8,063)
3-Month LIBOR, 2.32%	Quarterly	2.18	Semi-annual	N/A		06/20/27	USD	3,180	(136,822)	10,344	(147,166)
3-Month LIBOR, 2.32%	Quarterly	2.16	Semi-annual	N/A		06/20/27	USD	2,760	(122,285)	7,821	(130,106)
2.31	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		07/28/27	USD	2,570	93,778	50	93,728
0.28	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A		08/15/27	JPY	180,000	(1,397)	32	(1,429)
0.29	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A		10/06/27	JPY	50,000	(1,086)	9	(1,095)
2.39	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		10/31/27	USD	1,300	32,096	4,464	27,632
0.29	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A		11/02/27	JPY	850,000	(18,727)	147	(18,874)
2.28	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		12/08/27	USD	2,354	75,673	47	75,626
3-Month LIBOR, 2.32%	Quarterly	2.43	Semi-annual	N/A		01/03/28	USD	4,938	(139,688)	99	(139,787)
0.36	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A		01/22/28	JPY	31,000	(2,038)	6	(2,044)
2.78	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		03/02/28	USD	625	(876)	13	(889)
3-Month LIBOR, 2.32%	Quarterly	2.92	Semi-annual	N/A		03/02/28	USD	2,340	32,912	48	32,864
2.84	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		03/05/28	USD	1,160	(7,971)	24	(7,995)
2.96	Annual	6-Month WIBOR, 1.68%	Semi-annual	N/A		03/06/28	PLN	2,923	(7,770)	18	(7,788)
7.64	Quarterly	3-Month JIBAR, 6.87%	Quarterly	N/A		03/06/28	ZAR	12,295	(986)	38	(1,024)

31

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.66	Quarterly	3-Month JIBAR, 6.87%	Quarterly	N/A		03/06/28	ZAR	12,480	$(2,496)	$39	$(2,535)
2.95	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		03/14/28	USD	1,475	(24,010)	30	(24,040)
2.92	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		03/21/28	USD	1,435	(18,931)	30	(18,961)
2.83	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	04/03/18	(a)	04/03/28	USD	2,710	(13,011)	56	(13,067)
2.82	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	04/03/18	(a)	04/03/28	USD	830	(3,103)	17	(3,120)
7.77	Quarterly	3-Month JIBAR, 6.87%	Quarterly	06/20/18	(a)	06/20/28	ZAR	2,260	(1,251)	4	(1,255)
3-Month STIBOR, (0.36)%	Quarterly	1.40	Annual	06/20/18	(a)	06/20/28	SEK	450	653	1	652
3.01	Annual	6-Month WIBOR, 1.68%	Semi-annual	06/20/18	(a)	06/20/28	PLN	2,910	(7,031)	17	(7,048)
3.10	Annual	6-Month WIBOR, 1.68%	Semi-annual	09/19/18	(a)	09/19/28	PLN	3,210	(11,124)	20	(11,144)
2.98	Annual	6-Month WIBOR, 1.68%	Semi-annual	09/19/18	(a)	09/19/28	PLN	1,820	(592)	11	(603)
0.34	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	09/19/18	(a)	09/19/28	JPY	16,000	(141)	3	(144)
0.34	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	09/19/18	(a)	09/19/28	JPY	62,500	(550)	14	(564)
0.34	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	09/19/18	(a)	09/19/28	JPY	16,000	(130)	3	(133)
0.34	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	09/19/18	(a)	09/19/28	JPY	62,500	(506)	14	(520)
6-Month JPY LIBOR, 0.02%	Semi-annual	0.33	Semi-annual	09/19/18	(a)	09/19/28	JPY	3,000	9	1	8
3.04	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	02/16/19	(a)	02/16/29	USD	1,435	(26,205)	30	(26,235)
6-Month JPY LIBOR, 0.02%	Semi-annual	0.36	Semi-annual	N/A		10/03/36	JPY	500,000	(225,218)	103	(225,321)
6-Month EURIBOR, (0.27)%	Semi-annual	1.64	Annual	N/A		07/04/42	EUR	250	11,744	10	11,734
6-Month EURIBOR, (0.27)%	Semi-annual	1.62	Annual	N/A		07/04/42	EUR	130	5,184	5	5,179
6-Month EURIBOR, (0.27)%	Semi-annual	1.50	Annual	06/11/18	(a)	07/04/42	EUR	130	462	5	457
0.30	Semi-annual	6-Month LIBOR, 2.45%	Semi-annual	N/A		07/22/46	JPY	35,000	45,641	8	45,633
2.62	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		05/11/47	USD	1,724	58,935	—	58,935
0.81	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A		05/31/47	JPY	2,750	224	—	224
0.91	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A		07/12/47	JPY	12,000	(2,101)	—	(2,101)
0.92	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A		07/12/47	JPY	27,000	(5,138)	—	(5,138)
0.95	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A		12/07/47	JPY	175,000	(48,051)	51	(48,102)
0.95	Semi-annual	6-Month JPY LIBOR, 0.02%	Semi-annual	N/A		02/22/48	JPY	3,500	(864)	1	(865)
2.92	Semi-annual	3-Month LIBOR, 2.32%	Quarterly	N/A		02/28/48	USD	1,000	(22,573)	27	(22,600)

									$(28,332)	$125,959	$(154,291)

(a)	Forward swap.

32

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	06/20/23	USD	538	$16,718	$16,424	$294
Republic of Argentina	5.00	Quarterly	Goldman Sachs International	06/20/23	USD	1,613	(160,151)	(161,844)	1,693
Republic of Brazil	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	USD	85	6,854	6,059	795
Republic of Brazil	1.00	Quarterly	Deutsche Bank AG	06/20/23	USD	428	13,300	12,245	1,055
Republic of Brazil	1.00	Quarterly	Citibank N.A.	06/20/23	USD	560	17,401	16,617	784
Republic of Philippines	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	USD	2,050	(26,528)	(25,427)	(1,101)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	USD	559	14,106	15,104	(998)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/23	USD	365	1,952	3,125	(1,173)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/23	USD	768	4,107	6,404	(2,297)
United Mexican States	1.00	Quarterly	Citibank N.A.	06/20/23	USD	709	3,791	6,104	(2,313)
United Mexican States	1.00	Quarterly	Citibank N.A.	06/20/23	USD	888	4,748	7,687	(2,939)

							$(103,702)	$(97,502)	$(6,200)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Imperial Brands PLC	1.00%	Quarterly	Barclays Bank PLC	12/20/22	BBB	EUR	235	$4,311	$4,577	$(266)
WPP 2005 Ltd.	1.00	Quarterly	Barclays Bank PLC	12/20/22	BBB	EUR	11	141	198	(57)
WPP 2005 Ltd.	1.00	Quarterly	Bank of America N.A.	12/20/22	BBB	EUR	11	141	202	(61)
WPP 2005 Ltd.	1.00	Quarterly	Barclays Bank PLC	12/20/22	BBB	EUR	11	141	215	(74)
WPP 2005 Ltd.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	BBB	EUR	11	141	212	(71)
Markit CMBX North America	3.00	Monthly	Deutsche Bank AG	09/17/58	BBB+	USD	1,350	(174,019)	(141,655)	(32,364)

								$(169,144)	$(136,251)	$(32,893)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

33

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Month MXIBOR,7.85%	Monthly	7.07%	Monthly	Citibank N.A.	N/A	11/21/18	MXN	30,000	$(9,605)	$—	$(9,605)
1-Month MXIBOR,7.85%	Monthly	7.06	Monthly	JPMorgan Chase Bank N.A.	N/A	11/21/18	MXN	36,000	(11,663)	—	(11,663)
1-Month MXIBOR,7.85%	Monthly	6.98	Monthly	JPMorgan Chase Bank N.A.	N/A	11/28/18	MXN	29,045	(10,303)	—	(10,303)
1-Month MXIBOR,7.85%	Monthly	6.98	Monthly	Citibank N.A.	N/A	11/28/18	MXN	51,200	(18,162)	—	(18,162)
7.02	At Termination	1-Day BZDIOVER, 6.39%	At Termination	Bank of America N.A.	N/A	01/02/19	BRL	20,540	(40,499)	—	(40,499)
7.25	At Termination	1-Day BZDIOVER, 6.39%	At Termination	Citibank N.A.	N/A	01/02/19	BRL	1,441	(3,819)	—	(3,819)
7.31	At Termination	1-Day BZDIOVER, 6.39%	At Termination	Citibank N.A.	N/A	01/02/19	BRL	749	(2,035)	—	(2,035)
7.75	At Termination	1-Day BZDIOVER, 6.39%	At Termination	Bank of America N.A.	N/A	01/02/19	BRL	9,885	(41,267)	—	(41,267)
8.00	At Termination	1-Day BZDIOVER, 6.39%	At Termination	Citibank N.A.	N/A	01/02/19	BRL	9,743	(49,541)	—	(49,541)
1-Day BZDIOVER, 6.39%	At Termination	9.28	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/19	BRL	9,444	90,987	—	90,987
1-Day BZDIOVER, 6.39%	At Termination	9.39	At Termination	Goldman Sachs International	N/A	01/02/19	BRL	6,608	69,885	—	69,885
3-Month KRW CDC, 1.65%	Quarterly	1.21	Quarterly	BNP Paribas S.A.	N/A	08/17/19	KRW	1,600,000	(15,064)	—	(15,064)
3-Month KRW CDC, 1.65%	Quarterly	1.21	Quarterly	JPMorgan Chase Bank N.A.	N/A	08/18/19	KRW	1,600,000	(14,991)	—	(14,991)
1-Day BZDIOVER, 6.39%	At Termination	7.70	At Termination	Bank of America N.A.	N/A	01/02/20	BRL	6,928	26,466	—	26,466
1-Day BZDIOVER, 6.39%	At Termination	7.78	At Termination	Citibank N.A.	N/A	01/02/20	BRL	10,408	44,383	—	44,383
1-Day BZDIOVER, 6.39%	At Termination	7.82	At Termination	Citibank N.A.	N/A	01/02/20	BRL	5,031	22,540	—	22,540
8.37	At Termination	1-Day BZDIOVER, 6.39%	At Termination	Citibank N.A.	N/A	01/02/20	BRL	712	(6,115)	—	(6,115)
1-Day BZDIOVER, 6.39%	At Termination	9.48	At Termination	Citibank N.A.	N/A	01/02/20	BRL	2,820	46,122	—	46,122
1-Day BZDIOVER, 6.39%	At Termination	9.50	At Termination	Citibank N.A.	N/A	01/02/20	BRL	2,819	46,578	—	46,578
1-Day BZDIOVER, 6.39%	At Termination	9.13	At Termination	Citibank N.A.	N/A	01/04/21	BRL	323	3,970	—	3,970
1-Day BZDIOVER, 6.39%	At Termination	9.14	At Termination	Bank of America N.A.	N/A	01/04/21	BRL	4,388	57,366	—	57,366

34

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day BZDIOVER, 6.39%	At Termination	9.80%	At Termination	Citibank N.A.	N/A		01/02/23	BRL	650	$10,829	$—	$10,829
1-Day BZDIOVER, 6.39%	At Termination	9.85	At Termination	Citibank N.A.	N/A		01/02/23	BRL	2,284	42,804	—	42,804
5.36	Quarterly	COP IBR, 4.27%	Quarterly	Citibank N.A.	N/A		02/12/23	COP	1,885,319	(5,192)	—	(5,192)
5.42	Quarterly	COP IBR, 4.27%	Quarterly	Citibank N.A.	N/A		02/13/23	COP	1,885,319	(6,933)	—	(6,933)
5.40	Quarterly	COP IBR, 4.27%	Quarterly	JPMorgan Chase Bank N.A.	N/A		02/14/23	COP	1,920,449	831	—	831
5.41	Quarterly	COP IBR, 4.27%	Quarterly	JPMorgan Chase Bank N.A.	N/A		02/15/23	COP	1,920,449	626	—	626
5.40	Quarterly	COP IBR, 4.27%	Quarterly	Citibank N.A.	N/A		02/23/23	COP	3,782,348	(12,181)	—	(12,181)
5.45	Quarterly	COP IBR, 4.27%	Quarterly	Citibank N.A.	N/A		03/08/23	COP	3,809,895	(15,032)	—	(15,032)
5.47	Quarterly	COP IBR, 4.27%	Quarterly	Citibank N.A.	N/A		03/09/23	COP	380,990	(1,580)	—	(1,580)
5.45	Quarterly	COP IBR, 4.27%	Quarterly	Citibank N.A.	N/A		03/12/23	COP	1,470,381	(5,551)	—	(5,551)
7.61	Quarterly	3-Month JIBAR, 6.87%	Quarterly	Goldman Sachs International	06/20/18	(a)	06/20/23	ZAR	2,230	(3,302)	—	(3,302)
3-Month MIBOR, 6.67%	Quarterly	6.66	Quarterly	Bank of America N.A.	06/20/18	(a)	06/20/23	INR	6,070	26	—	26
3-Month MIBOR, 6.67%	Quarterly	6.66	Quarterly	Bank of America N.A.	06/20/18	(a)	06/20/23	INR	6,070	26	—	26
3-Month MIBOR, 6.67%	Quarterly	6.80	Quarterly	Bank of America N.A.	06/20/18	(a)	06/20/23	INR	4,020	375	—	375
3-Month MIBOR, 6.67%	Quarterly	6.80	Quarterly	JPMorgan Chase Bank N.A.	06/20/18	(a)	06/20/23	INR	4,020	375	—	375

35

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund									Upfront Premium Paid (Received)
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value		Unrealized Appreciation (Depreciation)
7-Day China Fixing Rate, 1.35%	Quarterly	3.95%	Quarterly	Citibank N.A.	09/19/18	(a)	09/19/23	CNY	375	$460	$—	$460
7-Day China Fixing Rate, 1.35%	Quarterly	3.96	Quarterly	Citibank N.A.	09/19/18	(a)	09/19/23	CNY	375	501	—	501
7-Day China Fixing Rate, 1.35%	Quarterly	3.97	Quarterly	Bank of America N.A.	09/19/18	(a)	09/19/23	CNY	2,633	3,618	—	3,618
7-Day China Fixing Rate, 1.35%	Quarterly	3.98	Quarterly	PARSW	09/19/18	(a)	09/19/23	CNY	605	885	—	885
7-Day China Fixing Rate, 1.35%	Quarterly	3.98	Quarterly	Citibank N.A.	09/19/18	(a)	09/19/23	CNY	1,355	2,001	—	2,001

										$198,819	$—	$198,819

(a)	Forward swap.

OTC Total Return — Volatility Swaps

Reference Entity	Volatility Strike Price		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
USD vs. JPY Spot Exchange Rate	8.80	%(a)	Deutsche Bank AG	01/29/19	USD	1,298	$1,349	$—	$1,349
USD vs. JPY Spot Exchange Rate	8.90	%(a)	Deutsche Bank AG	02/26/19	USD	419	323	—	323
USD vs. JPY Spot Exchange Rate	8.90	%(a)	Deutsche Bank AG	02/26/19	USD	835	645	—	645

							$2,317	$—	$2,317

(a)	At expiration, the Fund pays the difference between the realized variance and predefined variance strike price multiplied by the notional amount.

36

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$12,225,706	$—	$12,225,706
Common Stocks	6,975	—	—	6,975
Corporate Bonds	—	49,919,596	—	49,919,596
Foreign Agency Obligations	—	89,637,021	—	89,637,021
Investment Companies	12,735,501	—	—	12,735,501
Municipal Bonds	—	191,652	—	191,652
Non-Agency Mortgage-Backed Securities	—	7,426,032	880,171	8,306,203
Preferred Securities	21,850	6,014,301	—	6,036,151
U.S. Government Sponsored Agency Securities	—	35,265,249	—	35,265,249
U.S. Treasury Obligations	—	82,411,356	—	82,411,356
Warrants	—	9,000	—	9,000
Short-Term Securities:
Borrowed Bond Agreement	—	9,129,377	—	9,129,377
Foreign Agency Obligations	—	6,514,901	—	6,514,901
Money Market Funds	5,466,640	—	—	5,466,640
Options Purchased:
Equity contracts	115,388	—	—	115,388
Interest rate contracts	25,938	336,900	—	362,838
Foreign currency exchange contracts	—	2,325,462	—	2,325,462

	$18,372,292	$301,406,553	$880,171	$320,659,016

37

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
Borrowed Bonds	$—	$(9,056,265)	$—	$(9,056,265)
TBA Sale Commitments	—	(9,881,787)	—	(9,881,787)

	$18,372,292	$282,468,501	$880,171	$301,720,964

Derivative Financial Instruments(a)
Assets:
Foreign currency exchange contracts	$—	$1,035,091	$—	$1,035,091
Credit contracts	—	73,134	—	73,134
Equity contracts	243,688	—	—	243,688
Interest rate contracts	544,859	5,327,823	—	5,872,682
Other contracts	—	3,416	—	3,416
Liabilities:
Foreign currency exchange contracts	—	(2,829,300)	—	(2,829,300)
Credit contracts	—	(46,606)	—	(46,606)
Equity contracts	(57,661)	—	—	(57,661)
Interest rate contracts	(581,359)	(5,340,819)	—	(5,922,178)
Other contracts	—	(5,642)	—	(5,642)

	$149,527	$(1,782,903)	$—	$(1,633,376)

(a)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements payable of $18,026,183 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

38

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Strategic Global Bond Fund, Inc.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2017	$2,800,000	$1,374,752	$4,174,752
Transfers into Level 3	—	—	—
Transfers out of Level 3	(2,400,000)	(476,306)	(2,876,306)
Accrued discounts/premiums	—	571	571
Net realized gain (loss)	1,200	—	1,200
Net change in unrealized appreciation (depreciation)(a)	—	(18,846)	(18,846)
Purchases	—	—	—
Sales	(401,200)	—	(401,200)

Closing Balance, as of March 31, 2018	$—	$880,171	$880,171

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018(a)	$—	$(18,846)	$(18,846)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

Transfers between Level 2 and Level 3 were as follows:

	Transfers out of Level 3 (a)	Transfers into Level 2 (a)
Assets:
Investments:
Asset – Backed Securities	$(476,306)	$476,306
Non-Agency Mortgage Backed Seucurities	(2,400,000)	2,400,000

	$(2,876,306)	$2,876,306

(a)	Systemic Fair Value Prices were not utilized at period end for these investments.

39

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Global Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Global Bond Fund, Inc.

Date: May 21, 2018